================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2016

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ITEM 1.  SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 July 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES........   2

SCHEDULE OF INVESTMENTS...........................   3

NOTES TO SCHEDULE OF INVESTMENTS
   Organization...................................  49
   Security Valuation.............................  49
   Financial Instruments..........................  50
   Federal Tax Cost...............................  51
   Subsequent Event Evaluations...................  51

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations

ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes

+   See Security Valuation Note within the Notes to Schedule of Investments.
++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*   Non-Income Producing Securities.
#   Total or Partial Securities on Loan.
@   Security purchased with cash proceeds from Securities on Loan.
^^ See Federal Tax Cost Note within the Notes to Schedule of Investments. -- Amounts designated as -- are either zero or rounded to zero.
(S) Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (92.5%)

BELGIUM -- (0.0%)
*   Viohalco SA                                              6,650 $      9,908
                                                                   ------------
BRAZIL -- (5.7%)
    Aliansce Shopping Centers SA                           635,800    2,841,334
*   B2W Cia Digital                                        193,900      777,418
    Banco Alfa de Investimento SA                           55,600       91,741
    Banco Bradesco SA                                      346,435    3,120,949
    Banco do Brasil SA                                  11,814,302   76,699,685
    Banco Santander Brasil SA                              590,218    3,709,796
#   Banco Santander Brasil SA ADR                           17,200      107,500
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros                                           21,747,095  128,038,504
*   Brasil Brokers Participacoes SA                      1,311,600      930,385
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                             66,784      262,201
    BTG Pactual Group                                       94,900      497,856
*   Cia Siderurgica Nacional SA                          4,212,685   14,382,687
    Cosan SA Industria e Comercio                        1,455,174   15,281,481
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                      3,841,017   13,279,608
    Direcional Engenharia SA                             1,814,261    3,581,073
    Duratex SA                                           4,079,720   12,469,166
    Embraer SA                                             838,858    3,836,746
    Embraer SA Sponsored ADR                               404,349    7,387,456
    Estacio Participacoes SA                               287,131    1,562,997
    Eternit SA                                             314,302      162,851
    Even Construtora e Incorporadora SA                  6,262,930    8,923,864
    Ez Tec Empreendimentos e Participacoes SA            1,216,737    6,679,593
    Fibria Celulose SA                                   1,760,576   10,745,682
#   Fibria Celulose SA Sponsored ADR                     3,113,211   19,146,248
    GAEC Educacao SA                                        67,900      318,726
#   Gafisa SA ADR                                        2,278,791    3,099,156
    Gerdau SA                                            1,919,263    3,273,354
    Gerdau SA Sponsored ADR                             14,092,350   33,257,946
    Guararapes Confeccoes SA                                58,200    1,235,476
    Helbor Empreendimentos SA                            1,331,389      960,847
    Hypermarcas SA                                         655,657    5,550,760
*   International Meal Co. Alimentacao SA                  284,000      499,260
    Iochpe Maxion SA                                     1,312,412    7,002,445
    JBS SA                                              13,093,875   44,017,776
*   JHSF Participacoes SA                                1,088,374      617,631
    Kepler Weber SA                                         12,200       83,907
    Kroton Educacional SA                               13,610,705   60,615,156
*   Log-in Logistica Intermodal SA                          41,540       72,769
*   Magnesita Refratarios SA                               643,250    3,243,627
*   Marisa Lojas SA                                          6,200       15,871
*   Mills Estruturas e Servicos de Engenharia SA           627,446    1,103,023
    MRV Engenharia e Participacoes SA                    6,723,424   28,097,211
    Paranapanema SA                                      3,320,843    2,232,741
*   PDG Realty SA Empreendimentos e Participacoes              762          832
*   Petroleo Brasileiro SA                              12,763,637   55,150,060
#*  Petroleo Brasileiro SA Sponsored ADR                22,735,012  197,339,904
    Porto Seguro SA                                        648,281    5,618,275
    QGEP Participacoes SA                                1,408,166    2,653,557
    Rodobens Negocios Imobiliarios SA                      247,016      553,089

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Rumo Logistica Operadora Multimodal SA               2,036,465 $  3,843,809
    Santos Brasil Participacoes SA                         221,200      958,506
    Sao Carlos Empreendimentos e Participacoes SA           52,300      430,672
    SLC Agricola SA                                      1,113,591    5,151,698
    Sul America SA                                       1,800,422    9,572,932
    Technos SA                                              39,400       61,365
    Tecnisa SA                                           1,664,398    1,411,638
*   Tereos Internacional SA                                 11,913      234,418
    TPI - Triunfo Participacoes e Investimentos SA         445,500      625,162
*   Usinas Siderurgicas de Minas Gerais SA                 524,300    1,358,290
    Vale SA                                              5,757,434   32,849,904
    Vale SA Sponsored ADR                               16,396,265   94,278,524
    Via Varejo SA(B7VY430)                                 167,924      150,191
    Via Varejo SA(BGSHPP4)                                 535,859    1,107,283
                                                                   ------------
TOTAL BRAZIL                                                        943,164,612
                                                                   ------------
CHILE -- (1.5%)
    CAP SA                                                 496,020    2,163,197
    Cementos BIO BIO SA                                    665,307      629,077
    Cencosud SA                                          9,622,692   27,412,141
    Cencosud SA ADR                                         56,591      479,892
*   Cia Sud Americana de Vapores SA                     94,343,951    1,719,275
    Cristalerias de Chile SA                               264,624    2,273,749
    Embotelladora Andina SA Class A ADR                      9,938      206,164
*   Empresa Nacional de Telecomunicaciones SA               83,334      821,043
    Empresas CMPC SA                                    19,454,112   40,819,015
    Empresas COPEC SA                                    2,642,329   23,975,306
    Empresas Hites SA                                    1,794,180      953,479
*   Empresas La Polar SA                                 1,867,513       83,156
    Enersis Americas SA                                 31,699,502    5,568,053
    Enersis Americas SA Sponsored ADR                    4,491,358   38,984,987
    Enersis Chile SA                                    61,669,256    7,161,226
    Enersis Chile SA ADR                                 4,937,029   28,338,546
    Gas Natural Chile SA                                   161,080      860,455
    Gasco SA                                               161,080      413,373
    Grupo Security SA                                    1,183,304      396,086
    Inversiones Aguas Metropolitanas SA                  5,579,689    9,562,137
    Itau CorpBanca                                     644,246,774    5,609,420
*   Latam Airlines Group SA                              1,849,890   16,132,318
#*  Latam Airlines Group SA Sponsored ADR                1,200,157   10,501,374
    Masisa SA                                           43,593,930    1,964,440
    PAZ Corp. SA                                         2,201,345    1,291,250
    Ripley Corp. SA                                     12,474,248    7,871,553
    Salfacorp SA                                         2,769,373    2,115,155
    Sigdo Koppers SA                                        76,067      102,019
    Sociedad Matriz SAAM SA                             52,778,431    4,192,284
    Socovesa SA                                          5,773,726    1,398,253
*   Tech Pack SA                                           626,034      343,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA                                  755,190 $  1,286,701
                                                                   ------------
TOTAL CHILE                                                         245,628,431
                                                                   ------------
CHINA -- (13.6%)
    361 Degrees International, Ltd.                      8,736,000    2,595,717
#   Agile Group Holdings, Ltd.                          19,562,999   11,228,530
    Agricultural Bank of China, Ltd. Class H           188,329,000   69,372,137
*   Aluminum Corp. of China, Ltd. ADR                       76,331      615,228
    AMVIG Holdings, Ltd.                                 5,381,100    1,897,228
#*  Angang Steel Co., Ltd. Class H                       9,484,640    4,650,262
    Anhui Tianda Oil Pipe Co., Ltd. Class H                672,863      144,691
#*  Anton Oilfield Services Group                        1,760,000      167,148
#*  Anxin-China Holdings, Ltd.                           6,152,000       57,251
#   Asia Cement China Holdings Corp.                     6,993,000    1,422,962
#*  Asian Citrus Holdings, Ltd.                          4,633,000      412,795
#   AVIC International Holdings, Ltd. Class H            3,214,000    1,894,376
    Bank of China, Ltd. Class H                        535,573,817  221,112,172
    Bank of Chongqing Co., Ltd. Class H                    186,000      138,945
    Bank of Communications Co., Ltd. Class H            56,202,574   38,042,813
    Baoye Group Co., Ltd. Class H                        2,809,120    2,040,689
    BBMG Corp. Class H                                  10,001,000    3,672,043
    Beijing Capital International Airport Co., Ltd.
      Class H                                            5,681,599    6,566,692
    Beijing Capital Land, Ltd. Class H                  10,475,060    3,990,838
    Beijing Enterprises Holdings, Ltd.                   2,490,500   14,079,765
    Beijing North Star Co., Ltd. Class H                 3,718,000    1,141,394
#   Boer Power Holdings, Ltd.                              581,000      231,244
    Bosideng International Holdings, Ltd.                6,554,000      549,605
*   BYD Electronic International Co., Ltd.               6,230,636    4,751,312
    C C Land Holdings, Ltd.                             17,923,286    4,621,687
    Carrianna Group Holdings Co., Ltd.                   3,880,391      370,143
    CECEP COSTIN New Materials Group, Ltd.                 132,000       10,586
#   Central China Real Estate, Ltd.                      8,352,350    1,637,101
    Century Sunshine Group Holdings, Ltd.               12,725,000      517,750
*   CGN Meiya Power Holdings Co., Ltd.                     778,000      114,788
    Changshouhua Food Co., Ltd.                             70,006       30,746
*   Chigo Holding, Ltd.                                 36,676,000      397,586
#   China Aerospace International Holdings, Ltd.        25,776,000    3,298,327
#*  China Agri-Industries Holdings, Ltd.                15,154,500    5,287,759
    China Aoyuan Property Group, Ltd.                   13,729,000    2,888,392
*   China Automation Group, Ltd.                         4,009,000      612,638
    China BlueChemical, Ltd. Class H                     8,090,878    1,621,460
*   China Child Care Corp., Ltd.                           700,000       41,584
    China Cinda Asset Management Co., Ltd. Class H      55,371,000   18,045,312
    China CITIC Bank Corp., Ltd. Class H                29,746,112   18,855,034
#*  China Coal Energy Co., Ltd. Class H                 26,001,000   13,760,060
    China Communications Construction Co., Ltd.
      Class H                                           18,739,327   20,534,787
    China Communications Services Corp., Ltd. Class H   24,225,071   13,175,286
    China Construction Bank Corp. Class H              680,175,101  457,445,108
    China Dongxiang Group Co., Ltd.                        774,000      152,787
*   China Dredging Environment Protection Holdings,
      Ltd.                                               1,312,000      127,259
    China Everbright Bank Co., Ltd. Class H              9,180,000    4,000,811
    China Everbright, Ltd.                               6,037,869   11,565,582
#   China Evergrande Group                              20,873,000   13,186,977

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  China Fiber Optic Network System Group, Ltd.          3,236,000 $   267,824
    China Financial Services Holdings, Ltd.               1,250,000      96,940
    China Galaxy Securities Co., Ltd. Class H             2,526,500   2,192,446
*   China Glass Holdings, Ltd.                            7,708,000   1,025,711
*   China High Precision Automation Group, Ltd.             429,000      12,649
    China High Speed Transmission Equipment Group Co.,
      Ltd.                                                8,618,000   6,743,829
#   China Hongqiao Group, Ltd.                            8,644,000   5,782,617
*   China Huiyuan Juice Group, Ltd.                         775,483     268,156
*   China ITS Holdings Co., Ltd.                          5,486,147     488,678
#   China Jinmao Holdings Group, Ltd.                    43,994,580  12,287,720
*   China Longevity Group Co., Ltd.                       1,152,649      38,182
#*  China Lumena New Materials Corp.                     52,602,000          --
#   China Merchants Holdings International Co., Ltd.      6,463,333  19,009,874
#   China Merchants Land, Ltd.                            9,082,000   1,443,113
#*  China Metal Recycling Holdings, Ltd.                  3,259,800          --
    China Minsheng Banking Corp., Ltd. Class H           11,738,500  12,272,819
#   China Modern Dairy Holdings, Ltd.                     4,378,000     576,621
#   China National Building Material Co., Ltd. Class H   33,746,000  15,564,116
#   China National Materials Co., Ltd. Class H           15,323,000   3,768,130
*   China New Town Development Co., Ltd.                 11,705,522     407,788
#*  China Ocean Resources Co., Ltd.                       1,059,646   1,264,439
*   China Oil & Gas Group, Ltd.                           2,300,000     169,379
    China Oilfield Services, Ltd. Class H                   414,000     327,598
*   China Oriental Group Co., Ltd.                           26,000         729
#*  China Overseas Grand Oceans Group, Ltd.               3,600,000   1,034,554
    China Petroleum & Chemical Corp. ADR                  1,150,118  82,589,959
    China Petroleum & Chemical Corp. Class H             72,897,575  52,280,107
#*  China Precious Metal Resources Holdings Co., Ltd.    22,260,000     700,927
*   China Properties Group, Ltd.                          5,447,000   1,187,224
#   China Railway Construction Corp., Ltd. Class H        7,973,514   9,612,882
#*  China Rare Earth Holdings, Ltd.                      13,274,600     943,208
#   China Resources Cement Holdings, Ltd.                 7,204,000   2,621,798
*   China Sanjiang Fine Chemicals Co., Ltd.                 702,000     155,386
    China SCE Property Holdings, Ltd.                     7,430,000   1,563,253
#*  China Shanshui Cement Group, Ltd.                    19,122,000   6,697,038
    China Shenhua Energy Co., Ltd. Class H               16,078,500  30,870,446
#   China Singyes Solar Technologies Holdings, Ltd.       4,353,200   1,757,759
#   China South City Holdings, Ltd.                       8,590,000   1,765,761
*   China Starch Holdings, Ltd.                          18,995,000     382,361
*   China Taifeng Beddings Holdings, Ltd.                   640,000      16,704
#   China Travel International Investment Hong Kong,
      Ltd.                                               22,775,631   6,475,719
    China Unicom Hong Kong, Ltd. ADR                      7,246,321  76,593,613
*   China Vanadium Titano - Magnetite Mining Co., Ltd.    4,596,000     154,362
    China XLX Fertiliser, Ltd.                               52,000      15,052
#*  China Yurun Food Group, Ltd.                          6,534,000     954,190
    China ZhengTong Auto Services Holdings, Ltd.          9,613,500   3,925,121
#   China Zhongwang Holdings, Ltd.                       17,992,954   8,048,278
    Chongqing Machinery & Electric Co., Ltd. Class H     13,034,000   1,429,985
    Chongqing Rural Commercial Bank Co., Ltd. Class H    16,650,000   8,762,208
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                      1,188,000     179,548
    Chu Kong Shipping Enterprise Group Co., Ltd.             80,000      21,497
    CIFI Holdings Group Co., Ltd.                         4,408,000   1,150,192
#   CIMC Enric Holdings, Ltd.                               304,000     121,075

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
*   CITIC Dameng Holdings, Ltd.                          1,221,000 $     72,769
#*  CITIC Resources Holdings, Ltd.                      19,266,000    2,069,891
#   CITIC, Ltd.                                         31,019,483   47,070,802
*   Citychamp Watch & Jewellery Group, Ltd.              9,957,108    2,082,643
    Clear Media, Ltd.                                      320,000      293,342
    CNOOC, Ltd.                                        116,659,000  140,601,221
#   CNOOC, Ltd. Sponsored ADR                              268,050   32,270,540
#   Comba Telecom Systems Holdings, Ltd.                 4,673,349      755,582
#*  Comtec Solar Systems Group, Ltd.                     6,432,000      423,417
    Concord New Energy Group, Ltd.                      14,490,000      889,401
*   Coolpad Group, Ltd.                                  4,376,600      769,738
    Cosco International Holdings, Ltd.                   5,688,000    2,789,009
    COSCO Pacific, Ltd.                                 16,935,007   17,490,118
*   Coslight Technology International Group Co., Ltd.      150,000       66,716
#   Country Garden Holdings Co., Ltd.                   15,237,800    6,216,920
    CPMC Holdings, Ltd.                                    579,000      254,203
*   DaChan Food Asia, Ltd.                               3,195,000      337,895
    Dah Chong Hong Holdings, Ltd.                        3,625,000    1,788,200
    Dalian Wanda Commercial Properties Co., Ltd.
      Class H                                               97,000      616,287
*   Daphne International Holdings, Ltd.                  2,812,000      363,200
    Dongfang Electric Corp., Ltd. Class H                  350,200      277,675
    Dongfeng Motor Group Co., Ltd. Class H              15,434,000   19,111,427
    Dongyue Group, Ltd.                                  2,979,000      526,040
#*  Dynasty Fine Wines Group, Ltd.                       9,228,600      321,164
    Embry Holdings, Ltd.                                   539,000      253,027
#   EVA Precision Industrial Holdings, Ltd.              1,962,000      167,352
*   Evergreen International Holdings, Ltd.               1,609,000      151,667
    Fantasia Holdings Group Co., Ltd.                   21,565,015    2,981,561
#   Fosun International, Ltd.                            7,431,683    9,751,162
#   Fufeng Group, Ltd.                                   3,688,000    1,277,090
    Future Land Development Holdings, Ltd.               3,244,000      498,553
*   Glorious Property Holdings, Ltd.                    28,617,000    2,625,528
#   Golden Meditech Holdings, Ltd.                      13,512,667    1,727,881
#   Goldlion Holdings, Ltd.                              1,904,000      743,801
#   GOME Electrical Appliances Holding, Ltd.            75,213,000    9,142,193
#*  Greenland Hong Kong Holdings, Ltd.                   2,172,575      654,657
#*  Greentown China Holdings, Ltd.                       8,520,091    6,196,752
    Guangshen Railway Co., Ltd. Sponsored ADR              375,310    9,172,576
#   Guangzhou R&F Properties Co., Ltd. Class H          12,777,514   19,390,736
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      275,117
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000      396,027
#   Harbin Electric Co., Ltd. Class H                    7,171,474    3,312,540
*   Hengdeli Holdings, Ltd.                              8,124,000      839,776
*   Hidili Industry International Development, Ltd.      2,422,000       60,875
#   Hilong Holding, Ltd.                                 3,594,000      489,697
*   HKC Holdings, Ltd.                                  18,678,878      355,538
    HNA Infrastructure Co., Ltd.                         1,634,000    1,756,669
*   Honghua Group, Ltd.                                  2,791,000      135,711
    Hopefluent Group Holdings, Ltd.                      1,024,000      290,981
#   Hopson Development Holdings, Ltd.                    9,944,000    9,100,733
#   Hua Han Health Industry Holdings, Ltd.              21,744,000    1,996,480
#*  Huabao International Holdings, Ltd.                    239,000       85,869
#   Huishang Bank Corp., Ltd. Class H                      233,000      110,066

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Hydoo International Holding, Ltd.                      584,000 $     70,076
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          364,682,996  208,048,208
    Inspur International, Ltd.                             345,343       67,866
    Jiangxi Copper Co., Ltd. Class H                     6,748,000    7,755,656
    Ju Teng International Holdings, Ltd.                11,520,249    3,667,160
*   Kai Yuan Holdings, Ltd.                             46,420,000      257,445
#*  Kaisa Group Holdings, Ltd.                          22,755,632      857,912
    Kangda International Environmental Co., Ltd.           172,000       34,769
*   Kasen International Holdings, Ltd.                   1,807,000      328,442
    Kingboard Chemical Holdings, Ltd.                    8,300,345   17,934,155
    Kingboard Laminates Holdings, Ltd.                   9,941,000    6,340,144
#   Kunlun Energy Co., Ltd.                              9,550,000    7,262,790
    KWG Property Holding, Ltd.                          13,451,000    8,345,348
#*  Labixiaoxin Snacks Group, Ltd.                       2,491,000      180,048
    Lai Fung Holdings, Ltd.                             52,935,525      977,067
    Le Saunda Holdings, Ltd.                               120,000       23,859
    Leoch International Technology, Ltd.                   190,000       19,663
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         310,000      124,020
*   Lingbao Gold Co., Ltd. Class H                         426,000      108,898
    Longfor Properties Co., Ltd.                           953,000    1,305,243
    Lonking Holdings, Ltd.                              23,584,000    3,505,098
*   Loudong General Nice Resources China Holdings,
      Ltd.                                                 409,800       25,078
#*  Maanshan Iron & Steel Co., Ltd. Class H              1,522,000      340,596
    Maoye International Holdings, Ltd.                  15,272,000    1,440,100
*   Merry Garden Holdings, Ltd.                            690,000       13,171
    Metallurgical Corp. of China, Ltd. Class H             435,659      133,072
*   MIE Holdings Corp.                                  10,282,000      945,832
    MIN XIN Holdings, Ltd.                                 708,418      733,313
*   Mingfa Group International Co., Ltd.                   608,000      148,113
    Minmetals Land, Ltd.                                15,753,205    1,933,784
#*  MMG, Ltd.                                           11,524,000    2,770,830
    MOBI Development Co., Ltd.                             379,000       46,074
    Nature Home Holding Co., Ltd.                          154,000       25,835
    New World Department Store China, Ltd.               2,477,000      316,729
    Nine Dragons Paper Holdings, Ltd.                   16,088,000   12,825,877
*   North Mining Shares Co., Ltd.                        7,230,000      163,369
*   O-Net Technologies Group, Ltd.                       1,752,000      667,628
    Overseas Chinese Town Asia Holdings, Ltd.              442,000      148,544
    Parkson Retail Group, Ltd.                          10,286,500      890,924
    Peak Sport Products Co., Ltd.                        5,924,000    1,829,369
#*  Poly Property Group Co., Ltd.                       21,422,488    5,787,830
*   Pou Sheng International Holdings, Ltd.               4,703,529    1,342,694
#   Powerlong Real Estate Holdings, Ltd.                13,114,000    2,965,322
#*  Prosperity International Holdings HK, Ltd.          17,080,000      395,649
    Qingling Motors Co., Ltd. Class H                    9,534,000    3,052,498
*   Qunxing Paper Holdings Co., Ltd.                     5,020,071      244,585
*   Real Gold Mining, Ltd.                               3,137,500      106,357
    Real Nutriceutical Group, Ltd.                      13,065,000    1,215,607
#*  Renhe Commercial Holdings Co., Ltd.                 42,691,000    1,086,743
#*  REXLot Holdings, Ltd.                               37,241,621      654,104
    Samson Holding, Ltd.                                 7,812,452      836,379
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               4,972,000      810,129
*   Scud Group, Ltd.                                     3,368,000       84,651

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
#*  Semiconductor Manufacturing International Corp.     122,747,000 $ 9,951,139
*   Semiconductor Manufacturing International Corp. ADR   1,303,026   5,290,286
    Shandong Chenming Paper Holdings, Ltd. Class H        3,253,318   2,729,800
    Shanghai Industrial Holdings, Ltd.                    6,328,918  14,843,511
#   Shanghai Industrial Urban Development Group, Ltd.     8,794,000   1,987,922
    Shanghai Prime Machinery Co., Ltd. Class H            7,430,000   1,094,190
    Shenguan Holdings Group, Ltd.                         2,640,000     218,249
    Shenzhen International Holdings, Ltd.                 4,551,848   6,632,462
    Shenzhen Investment, Ltd.                            30,582,440  12,485,514
    Shimao Property Holdings, Ltd.                       18,127,035  23,736,322
*   Shougang Concord International Enterprises Co.,
      Ltd.                                               33,672,208     983,201
#   Shougang Fushan Resources Group, Ltd.                28,330,594   5,047,654
#   Shui On Land, Ltd.                                   34,454,303   9,304,607
*   Shunfeng International Clean Energy, Ltd.             5,868,000     744,591
*   Silver Grant International Industries, Ltd.          10,530,804   1,129,971
*   SIM Technology Group, Ltd.                            8,253,000     341,701
    Sino-Ocean Land Holdings, Ltd.                       31,843,602  13,493,295
#   Sinofert Holdings, Ltd.                               6,346,000     754,416
#*  Sinolink Worldwide Holdings, Ltd.                    10,652,508   1,059,225
#   SinoMedia Holding, Ltd.                                 110,000      22,876
    Sinopec Engineering Group Co., Ltd. Class H             160,500     140,397
#*  Sinotrans Shipping, Ltd.                              9,918,916   1,526,080
    Sinotruk Hong Kong, Ltd.                              8,461,335   3,782,908
    Skyworth Digital Holdings, Ltd.                      16,645,467  12,467,228
#   SOHO China, Ltd.                                     19,239,888   8,896,749
    Springland International Holdings, Ltd.                 441,000      54,682
#*  SPT Energy Group, Inc.                                2,484,000     152,608
*   SRE Group, Ltd.                                      21,316,285     621,036
    Sunac China Holdings, Ltd.                              383,000     241,104
#   TCC International Holdings, Ltd.                     22,250,583   3,885,630
    Tian An China Investment Co., Ltd.                    6,157,000   3,381,777
#   Tiangong International Co., Ltd.                     18,761,944   1,406,142
    Tianjin Port Development Holdings, Ltd.              21,013,657   3,123,907
*   Tianyi Summi Holdings, Ltd.                           3,784,000     341,845
    Times Property Holdings, Ltd.                           196,000      77,877
    Tomson Group, Ltd.                                    1,604,393     513,241
    Tonly Electronics Holdings, Ltd.                        204,330      92,968
    Top Spring International Holdings, Ltd.                 108,000      34,994
    TPV Technology, Ltd.                                  7,830,496   1,528,429
#   Trigiant Group, Ltd.                                    962,000     156,500
*   Trony Solar Holdings Co., Ltd.                        8,775,000     133,462
    Universal Health International Group Holding, Ltd.    8,985,000     481,618
#   V1 Group, Ltd.                                        6,864,000     350,684
#   Wasion Group Holdings, Ltd.                             486,000     275,882
    Weichai Power Co., Ltd. Class H                         767,000     922,347
    Weiqiao Textile Co. Class H                           5,905,000   4,723,137
    Welling Holding, Ltd.                                   548,000     102,762
#*  West China Cement, Ltd.                              22,020,000   2,076,497
#*  Wuzhou International Holdings, Ltd.                     496,000      49,886
#   Xiamen International Port Co., Ltd. Class H           9,648,000   1,858,169
#*  Xinchen China Power Holdings, Ltd.                    1,822,000     261,508
    Xingda International Holdings, Ltd.                  11,700,000   3,008,429
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                             4,557,000   4,860,241

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H  2,692,000 $      292,358
*   Xiwang Special Steel Co., Ltd.                     2,840,000        242,328
*   Yanchang Petroleum International, Ltd.            22,400,000        576,186
#   Yanzhou Coal Mining Co., Ltd. Class H              9,286,000      5,732,950
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR           25,445        159,286
    Yingde Gases Group Co., Ltd.                       3,312,500      1,181,000
    Yip's Chemical Holdings, Ltd.                        800,000        308,974
    Youyuan International Holdings, Ltd.               1,456,251        411,518
*   Yuanda China Holdings, Ltd.                        1,702,000         51,083
#   Yuexiu Property Co., Ltd.                         84,270,786     10,887,837
    Yuzhou Properties Co., Ltd.                       11,545,960      3,408,895
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                            424,600        175,419
*   Zhong An Real Estate, Ltd.                         7,089,800        640,098
#   Zhongsheng Group Holdings, Ltd.                    2,745,000      1,695,193
    Zhuhai Holdings Investment Group, Ltd.               526,000         81,626
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                8,815,200      2,997,493
                                                                 --------------
TOTAL CHINA                                                       2,243,912,320
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                   597,204      2,723,406
    Constructora Conconcreto SA                           86,988         30,885
*   Ecopetrol SA                                       2,223,850        941,695
#   Ecopetrol SA Sponsored ADR                           530,625      4,536,844
*   Fabricato SA                                         140,238            621
    Grupo Argos SA                                       849,010      5,116,184
    Grupo de Inversiones Suramericana SA               1,259,021     15,715,207
    Grupo Nutresa SA                                     288,225      2,367,764
    Mineros SA                                            65,037         51,214
                                                                 --------------
TOTAL COLOMBIA                                                       31,483,820
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                           1,504,050     28,466,223
    Pegas Nonwovens SA                                   123,026      4,095,873
#   Unipetrol A.S.                                     1,395,000     10,094,962
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 42,657,058
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE                                        121,090        244,228
    Bank of Greece                                        26,513        283,726
*   Ellaktor SA                                        1,053,403      1,597,882
*   GEK Terna Holding Real Estate Construction SA        771,212      1,683,185
*   Hellenic Petroleum SA                                250,913      1,076,715
*   Intracom Holdings SA                               1,511,057        487,768
    Mytilineos Holdings SA                               442,180      1,942,346
*   Piraeus Bank SA                                       33,640          5,750
    Terna Energy SA                                       10,806         32,202
                                                                 --------------
TOTAL GREECE                                                          7,353,802
                                                                 --------------
HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C.                               3,954          7,469
    MOL Hungarian Oil & Gas P.L.C.                       280,120     17,574,789

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HUNGARY -- (Continued)
#   OTP Bank P.L.C.                                       2,918,488 $71,170,365
                                                                    -----------
TOTAL HUNGARY                                                        88,752,623
                                                                    -----------
INDIA -- (12.7%)
    Aarti Industries                                        103,807     862,371
    Aban Offshore, Ltd.                                     315,580   1,049,103
    ACC, Ltd.                                               324,331   8,198,434
    Adani Enterprises, Ltd.                               3,691,188   4,447,401
    Adani Ports and Special Economic Zone, Ltd.           4,936,216  17,163,617
*   Adani Power, Ltd.                                    13,046,142   5,463,205
*   Adani Transmissions, Ltd.                             3,440,779   2,013,192
*   Aditya Birla Fashion and Retail, Ltd.                 4,824,914  10,430,501
    Aditya Birla Nuvo, Ltd.                                 973,000  20,744,351
    Aegis Logistics, Ltd.                                    23,770      44,388
    AIA Engineering, Ltd.                                     7,405     113,978
    Alembic, Ltd.                                           397,146     228,307
    Allahabad Bank                                        1,939,760   2,248,253
    Allcargo Logistics, Ltd.                                367,389   1,170,098
*   Alok Industries, Ltd.                                 9,103,204     547,207
    Ambuja Cements, Ltd.                                  2,196,248   8,917,950
*   Amtek Auto, Ltd.                                      1,769,340   1,276,974
    Anant Raj, Ltd.                                         657,518     562,600
    Andhra Bank                                           2,694,402   2,432,773
    Apar Industries, Ltd.                                   146,564   1,286,257
    Apollo Tyres, Ltd.                                    6,155,083  15,207,127
*   Arvind Infrastructure, Ltd.                             343,084     452,473
    Arvind, Ltd.                                          4,227,812  19,364,377
    Ashoka Buildcon, Ltd.                                   166,157     393,831
    Atul, Ltd.                                               11,019     316,596
    Axis Bank, Ltd.                                      10,078,144  82,485,045
    Bajaj Electricals, Ltd.                                  36,939     148,314
    Bajaj Finserv, Ltd.                                     255,140  10,406,957
    Bajaj Holdings and Investment, Ltd.                     410,633  11,118,073
    Balkrishna Industries, Ltd.                              95,838   1,038,843
    Ballarpur Industries, Ltd.                            4,363,618     974,447
    Balmer Lawrie & Co., Ltd.                               229,471   2,155,516
*   Balrampur Chini Mills, Ltd.                           2,168,825   4,276,399
    Bank of Baroda                                        8,254,509  18,778,592
*   Bank of India                                         1,268,195   2,121,983
    Bank Of Maharashtra                                   1,081,429     524,485
    BEML, Ltd.                                               23,805     360,832
*   BGR Energy Systems, Ltd.                                169,812     307,207
    Bharat Electronics, Ltd.                                 31,773     588,205
    Bharat Heavy Electricals, Ltd.                        9,682,317  21,164,205
    Bharti Airtel, Ltd.                                   9,968,814  53,960,253
    Bharti Retail DM2                                     1,592,191   3,114,975
    Biocon, Ltd.                                            820,670  10,173,638
    Birla Corp., Ltd.                                       162,878   1,368,438
    Bombay Dyeing & Manufacturing Co., Ltd.               1,505,200   1,052,692
    Bombay Rayon Fashions, Ltd.                               9,047      24,869
    Brigade Enterprises, Ltd.                               150,832     388,867
    Cairn India, Ltd.                                     8,315,795  24,140,429
    Canara Bank                                           1,435,901   5,380,495

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Ceat, Ltd.                                              580,945 $ 7,506,000
*   Central Bank Of India                                   349,226     508,650
    Century Textiles & Industries, Ltd.                     465,083   4,862,400
    Chambal Fertilizers and Chemicals, Ltd.               2,690,132   2,592,336
    Chennai Super Kings Cricket, Ltd.                     5,080,767      64,002
    Cholamandalam Investment and Finance Co., Ltd.            8,103     132,219
    Cipla, Ltd.                                              22,485     177,590
    City Union Bank, Ltd.                                 1,648,262   3,179,655
    Container Corp. Of India, Ltd.                           70,653   1,589,581
    Coromandel International, Ltd.                          239,045     912,412
*   Corp. Bank                                            1,779,348   1,104,438
    Cox & Kings, Ltd.                                     1,193,648   3,421,119
*   Cranes Software International, Ltd.                     104,293       3,130
*   Crompton Greaves Consumer Electricals, Ltd.           1,770,464   4,146,985
*   Crompton Greaves, Ltd.                                1,770,464   2,094,246
    Cyient, Ltd.                                             80,840     601,647
    Dalmia Bharat, Ltd.                                     173,988   3,762,960
*   DB Realty, Ltd.                                       1,101,045     907,285
*   DCB Bank, Ltd.                                        2,799,881   4,652,082
    DCM Shriram, Ltd.                                       424,659   1,506,341
    Deepak Fertilisers & Petrochemicals Corp., Ltd.         647,021   1,599,273
    Delta Corp., Ltd.                                       491,162     711,405
*   DEN Networks, Ltd.                                      354,675     460,604
*   Dena Bank                                               622,025     361,196
    Dewan Housing Finance Corp., Ltd.                     1,378,391   4,613,839
    Dishman Pharmaceuticals & Chemicals, Ltd.             1,597,936   3,782,648
    DLF, Ltd.                                             6,308,228  15,287,375
    Edelweiss Financial Services, Ltd.                    2,512,338   3,576,120
    EID Parry India, Ltd.                                 1,190,968   4,600,698
    EIH, Ltd.                                             1,052,655   1,865,337
    Electrosteel Castings, Ltd.                             894,946     298,813
    Engineers India, Ltd.                                   447,760   1,516,653
*   Eros International Media, Ltd.                          454,412   1,578,933
    Escorts, Ltd.                                           927,206   3,643,693
    Essel Propack, Ltd.                                     943,383   3,021,044
    Eveready Industries India, Ltd.                         131,474     488,375
    Exide Industries, Ltd.                                1,658,761   4,454,343
    FDC, Ltd.                                                33,704      96,197
    Federal Bank, Ltd.                                   17,751,105  17,155,575
    Finolex Cables, Ltd.                                    731,301   4,319,730
    Finolex Industries, Ltd.                                322,932   2,262,866
*   Firstsource Solutions, Ltd.                           6,515,703   4,544,790
*   Fortis Healthcare, Ltd.                                 832,604   2,144,017
    Future Enterprises, Ltd.                              1,592,191     525,733
    Gabriel India, Ltd.                                      60,232      91,869
    GAIL India, Ltd.                                      4,731,431  27,053,412
    Gateway Distriparks, Ltd.                               132,962     522,749
    Gati, Ltd.                                              626,607   1,718,611
    Genus Power Infrastructures, Ltd.                        55,269      39,196
    Geometric, Ltd.                                         211,650     710,099
    GHCL, Ltd.                                              183,119     629,960
    GIC Housing Finance, Ltd.                                76,830     344,286
*   Global Offshore Services, Ltd.                           46,753      93,212

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    GOCL Corp., Ltd.                                        76,678 $    233,288
    Godfrey Phillips India, Ltd.                            16,431      292,114
*   Godrej Properties, Ltd.                                 30,823      166,268
    Graphite India, Ltd.                                   725,730      900,146
    Grasim Industries, Ltd.                                 15,142    1,108,557
    Great Eastern Shipping Co., Ltd. (The)               1,083,552    5,445,498
    Gujarat Alkalies & Chemicals, Ltd.                     452,620    1,849,845
    Gujarat Fluorochemicals, Ltd.                          386,303    3,638,560
    Gujarat Mineral Development Corp., Ltd.              1,393,052    1,650,835
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                                 751,049    1,736,213
    Gujarat State Fertilizers & Chemicals, Ltd.          2,186,080    2,289,878
    Gujarat State Petronet, Ltd.                         2,879,180    5,726,389
    Gulf Oil Lubricants India, Ltd.                         52,298      470,811
    HBL Power Systems, Ltd.                                 74,867       40,586
*   HCL Infosystems, Ltd.                                  462,162      284,754
    HEG, Ltd.                                              109,436      308,128
*   HeidelbergCement India, Ltd.                           337,834      641,538
*   Hexa Tradex, Ltd.                                       15,087        4,154
    Hikal, Ltd.                                             88,450      242,079
*   Himachal Futuristic Communications, Ltd.             9,759,776    2,563,382
    Himatsingka Seide, Ltd.                                523,880    2,152,190
    Hindalco Industries, Ltd.                           17,579,040   35,129,319
    Hinduja Global Solutions, Ltd.                          60,085      378,196
*   Hindustan Construction Co., Ltd.                     4,906,646    1,710,024
*   Housing Development & Infrastructure, Ltd.             442,915      675,238
    HSIL, Ltd.                                             386,101    1,827,479
    HT Media, Ltd.                                         521,289      661,974
    Huhtamaki PPL, Ltd.                                      3,997       18,997
    ICICI Bank, Ltd.                                     8,900,067   34,454,820
    ICICI Bank, Ltd. Sponsored ADR                      16,081,202  121,895,511
    IDBI Bank, Ltd.                                      2,555,651    2,680,858
    Idea Cellular, Ltd.                                 10,823,580   17,013,906
    IDFC Bank, Ltd.                                      6,072,777    4,707,857
*   IDFC, Ltd.                                           6,072,777    4,995,822
    IFCI, Ltd.                                          10,023,513    4,361,834
    IIFL Holdings, Ltd.                                  2,957,599   12,009,117
    IL&FS Transportation Networks, Ltd.                    377,717      412,782
*   India Cements, Ltd. (The)                            4,608,746    8,585,070
    Indiabulls Housing Finance, Ltd.                     2,341,127   26,754,497
*   Indiabulls Real Estate, Ltd.                         1,060,974    1,466,641
    Indian Bank                                          1,292,356    3,047,843
*   Indian Hotels Co., Ltd.                              4,801,833    9,635,651
    INEOS Styrolution India, Ltd.                           29,326      266,999
*   Inox Leisure, Ltd.                                      60,496      221,893
*   Intellect Design Arena, Ltd.                           538,793    1,769,066
    Ipca Laboratories, Ltd.                                 11,269       86,978
*   ITD Cementation India, Ltd.                             72,071      159,475
    J Kumar Infraprojects, Ltd.                             39,222      128,699
    Jain Irrigation Systems, Ltd.                        6,910,817    7,342,349
*   Jaiprakash Associates, Ltd.                         17,658,065    3,222,164
    Jammu & Kashmir Bank, Ltd. (The)                     3,264,142    3,288,146
*   Jaypee Infratech, Ltd.                               6,993,111    1,072,225
    JB Chemicals & Pharmaceuticals, Ltd.                   615,704    2,478,869

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    JBF Industries, Ltd.                                    465,764 $ 1,423,709
    Jindal Poly Films, Ltd.                                 353,354   2,283,118
    Jindal Saw, Ltd.                                      2,964,713   2,264,910
    Jindal Stainless Hisar, Ltd.                             17,425      14,164
*   Jindal Steel & Power, Ltd.                            7,239,170   9,050,480
    JK Cement, Ltd.                                         264,270   2,805,376
    JK Lakshmi Cement, Ltd.                                 470,458   2,983,310
    JK Tyre & Industries, Ltd.                            1,931,931   2,605,434
    JM Financial, Ltd.                                    4,961,510   5,334,090
    JSW Energy, Ltd.                                      9,008,274  11,172,334
*   JSW Holdings, Ltd.                                        1,293      25,967
    JSW Steel, Ltd.                                       2,357,151  59,040,665
    Jubilant Life Sciences, Ltd.                            993,088   5,011,503
    Kalpataru Power Transmission, Ltd.                      859,787   3,506,779
    Karnataka Bank, Ltd. (The)                            2,171,417   4,747,471
    Karur Vysya Bank, Ltd. (The)                            378,358   2,711,400
    Kaveri Seed Co., Ltd.                                   264,990   1,556,900
    KCP, Ltd.                                                37,400      56,514
    KEC International, Ltd.                               1,954,664   4,201,274
*   Kesoram Industries, Ltd.                                308,249     655,904
    Kirloskar Brothers, Ltd.                                  7,852      18,295
    Kirloskar Oil Engines, Ltd.                             296,633   1,251,142
    Kolte-Patil Developers, Ltd.                            276,886     558,529
    Kotak Mahindra Bank, Ltd.                               195,495   2,231,777
    KPIT Technologies, Ltd.                               1,165,212   2,296,805
    KRBL, Ltd.                                              651,273   2,476,953
*   KSK Energy Ventures, Ltd.                                51,606      22,723
    L&T Finance Holdings, Ltd.                            3,587,201   4,631,663
    Lakshmi Machine Works, Ltd.                               4,777     262,721
    Lakshmi Vilas Bank, Ltd. (The)                          328,100     661,970
    Larsen & Toubro, Ltd.                                 2,664,547  62,037,006
    LIC Housing Finance, Ltd.                             1,274,535   9,910,652
    Maharashtra Seamless, Ltd.                               99,735     318,306
    Mahindra & Mahindra Financial Services, Ltd.            933,133   4,618,896
    Mahindra & Mahindra, Ltd.                             1,620,849  35,546,203
*   Mahindra CIE Automotive, Ltd.                             9,935      27,360
    Mahindra Holidays & Resorts India, Ltd.                  27,439     180,770
    Mahindra Lifespace Developers, Ltd.                     186,903   1,242,343
    Manappuram Finance, Ltd.                              2,509,774   3,083,481
    McLeod Russel India, Ltd.                               853,022   2,614,885
    Meghmani Organics, Ltd.                                 113,264      77,874
    Merck, Ltd.                                              74,942     790,081
    MOIL, Ltd.                                               24,840      91,123
    Mphasis, Ltd.                                           492,455   3,961,986
    MRF, Ltd.                                                13,397   6,778,258
    Muthoot Finance, Ltd.                                   197,001     969,605
*   Nagarjuna Fertilizers & Chemicals, Ltd                2,082,494     358,767
    National Aluminium Co., Ltd.                          4,964,081   3,451,164
    Nava Bharat Ventures, Ltd.                               76,893     270,064
    Navin Fluorine International, Ltd.                        1,828      64,002
    NCC, Ltd.                                             7,411,711   9,029,849
    Nectar Lifesciences, Ltd.                               268,595     144,842
    NIIT Technologies, Ltd.                                 732,935   4,914,661

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   NIIT, Ltd.                                             241,295 $    301,364
    Nilkamal, Ltd.                                          64,415    1,229,758
    Oberoi Realty, Ltd.                                    655,122    2,810,346
    OCL India, Ltd.                                        103,796    1,173,150
    Omaxe, Ltd.                                            739,868    1,794,110
    OnMobile Global, Ltd.                                  295,840      503,382
    Orient Cement, Ltd.                                    608,983    1,541,548
    Oriental Bank of Commerce                              975,550    1,717,999
*   Parsvnath Developers, Ltd.                           1,080,235      381,920
    PC Jeweller, Ltd.                                      598,008    3,837,963
    Peninsula Land, Ltd.                                    31,142        9,414
    Persistent Systems, Ltd.                                57,111      589,195
    Petronet LNG, Ltd.                                   2,703,774   12,045,442
    Piramal Enterprises, Ltd.                              732,109   17,572,443
    Polaris Consulting & Services, Ltd.                     66,450      188,455
    Power Finance Corp., Ltd.                            2,791,999    9,140,243
    Praj Industries, Ltd.                                1,416,225    1,835,415
    Prestige Estates Projects, Ltd.                        220,306      612,158
    PTC India Financial Services, Ltd.                   3,861,518    2,330,018
    PTC India, Ltd.                                      4,592,460    5,469,591
*   Punj Lloyd, Ltd.                                     1,250,543      391,267
    Punjab National Bank                                 1,527,482    2,832,829
    Puravankara Projects, Ltd.                             460,912      331,310
    Radico Khaitan, Ltd.                                   935,736    1,265,759
    Rain Industries, Ltd.                                2,231,677    1,157,210
    Ramco Cements, Ltd. (The)                              475,255    3,888,508
    Rashtriya Chemicals & Fertilizers, Ltd.                 74,875       55,337
    Ratnamani Metals & Tubes, Ltd.                           3,941       30,626
    Raymond, Ltd.                                          622,914    4,271,386
    Redington India, Ltd.                                1,808,864    2,783,708
*   REI Agro, Ltd.                                       1,836,474       15,229
    Reliance Capital, Ltd.                               2,310,385   15,476,524
*   Reliance Communications, Ltd.                       17,610,550   13,871,262
*   Reliance Defence and Engineering, Ltd.                  22,287       22,854
    Reliance Industries, Ltd.                           19,870,744  301,752,144
    Reliance Industries, Ltd. GDR                           88,002    2,656,054
    Reliance Power, Ltd.                                 9,323,446    7,560,186
    Rolta India, Ltd.                                    2,179,606    2,208,077
    Ruchi Soya Industries, Ltd.                          2,042,966      715,059
    Rural Electrification Corp., Ltd.                    4,153,890   13,222,548
    Sanghvi Movers, Ltd.                                    45,111      190,175
    Sharda Cropchem, Ltd.                                   26,067      151,115
    Shilpi Cable Technologies, Ltd.                         16,453       45,345
*   Shipping Corp. of India, Ltd.                        2,963,574    3,202,983
    Shriram City Union Finance, Ltd.                         3,265       96,271
    Shriram Transport Finance Co., Ltd.                    621,643   11,889,692
    Simplex Infrastructures, Ltd.                           49,926      230,157
    Sintex Industries, Ltd.                              7,049,164    8,106,744
    Sobha, Ltd.                                            819,550    4,068,635
    Sonata Software, Ltd.                                  197,882      471,060
    South Indian Bank, Ltd. (The)                       11,772,339    3,766,080
    SREI Infrastructure Finance, Ltd.                    1,809,039    2,025,900
    SRF, Ltd.                                              471,039   10,357,873

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    State Bank of Bikaner & Jaipur                        65,201 $      628,230
    State Bank of India                               16,756,726     57,830,156
    State Bank of Travancore                               2,377         18,154
    Sterlite Power Transmission                          624,352        836,540
    Sterlite Technologies, Ltd.                        2,728,438      3,625,521
    Sun TV Network, Ltd.                                 345,352      2,319,587
    Sundram Fasteners, Ltd.                                5,145         15,161
    Sunteck Realty, Ltd.                                  22,918         86,906
    Syndicate Bank                                     2,914,893      3,359,404
    TAKE Solutions, Ltd.                                 235,200        645,655
    Tamil Nadu Newsprint & Papers, Ltd.                  319,006      1,359,624
    Tata Chemicals, Ltd.                               1,774,582     12,593,976
    Tata Global Beverages, Ltd.                        6,632,236     14,145,661
    Tata Motors, Ltd.                                 14,079,619    106,307,288
    Tata Motors, Ltd. Sponsored ADR                      214,386      8,110,222
    Tata Steel, Ltd.                                   6,588,045     34,980,624
    Tech Mahindra, Ltd.                                  586,272      4,239,644
    Techno Electric & Engineering Co., Ltd.               26,353        270,080
*   Teledata Marine Solutions, Ltd.                      267,258             --
    Tide Water Oil Co India, Ltd.                          1,172         98,466
    Time Technoplast, Ltd.                             1,093,465      1,036,154
    Transport Corp. of India, Ltd.                        46,267        260,674
    Tube Investments of India, Ltd.                      589,018      4,857,986
*   TV18 Broadcast, Ltd.                               6,105,867      3,693,570
    UCO Bank                                           3,298,928      2,179,580
    Uflex, Ltd.                                          515,077      1,879,507
    Unichem Laboratories, Ltd.                           390,108      1,653,635
    Union Bank of India                                2,451,981      4,697,781
*   Unitech, Ltd.                                     25,373,120      2,744,159
    UPL, Ltd.                                          4,969,340     46,667,196
    VA Tech Wabag, Ltd.                                   24,753        214,697
    Vardhman Textiles, Ltd.                              278,708      4,541,565
    Vedanta, Ltd.                                     17,434,392     43,203,063
    Vedanta, Ltd. ADR                                  1,688,607     16,413,264
    Videocon Industries, Ltd.                            769,833      1,199,707
    Vijaya Bank                                        2,612,664      1,622,505
    Welspun Corp., Ltd.                                2,060,999      2,681,857
*   Welspun Enterprises, Ltd.                            940,128        908,161
    Welspun India, Ltd.                                1,272,270      1,939,109
    Wipro, Ltd.                                        2,085,690     17,021,905
*   Wockhardt, Ltd.                                      276,374      4,188,764
    Yes Bank, Ltd.                                     1,312,938     23,952,011
    Zensar Technologies, Ltd.                            161,856      2,577,006
*   Zuari Agro Chemicals, Ltd.                            23,149         59,327
                                                                 --------------
TOTAL INDIA                                                       2,095,236,325
                                                                 --------------
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                              310,912,800     24,824,049
    Adhi Karya Persero Tbk PT                          2,751,400        596,957
*   Agung Podomoro Land Tbk PT                       132,235,800      2,991,224
    Alam Sutera Realty Tbk PT                        232,767,500      9,361,145
*   Aneka Tambang Persero Tbk PT                     168,027,077     10,225,001
    Asahimas Flat Glass Tbk PT                         5,046,900      2,616,342

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Astra Agro Lestari Tbk PT                               998,967 $ 1,108,266
    Astra Graphia Tbk PT                                    436,900      68,476
    Astra International Tbk PT                            8,991,100   5,323,721
*   Bakrie and Brothers Tbk PT                          535,093,250   2,042,575
*   Bakrie Sumatera Plantations Tbk PT                   95,465,900     364,415
*   Bakrie Telecom Tbk PT                               247,426,500     944,484
*   Bakrieland Development Tbk PT                       160,628,346     183,947
    Bank Bukopin Tbk                                     62,493,533   2,934,703
    Bank Danamon Indonesia Tbk PT                        35,799,554   9,577,169
    Bank Mandiri Persero Tbk PT                          95,456,931  74,102,416
    Bank Negara Indonesia Persero Tbk PT                102,370,741  41,972,368
*   Bank Pan Indonesia Tbk PT                           142,356,401   8,500,593
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 37,999,600   4,139,962
*   Bank Permata Tbk PT                                     414,080      21,716
    Bank Rakyat Indonesia Persero Tbk PT                  1,621,900   1,432,591
    Bank Tabungan Negara Persero Tbk PT                  79,335,127  11,995,850
*   Barito Pacific Tbk PT                                 9,517,600     469,682
    Bekasi Fajar Industrial Estate Tbk PT                18,579,700     489,328
*   Benakat Integra Tbk PT                              142,047,100     543,440
*   Berlian Laju Tanker Tbk PT                          128,161,466          --
    BISI International Tbk PT                            15,197,800   2,045,657
*   Budi Starch & Sweetener Tbk PT                        1,442,400      11,242
*   Bumi Resources Tbk PT                                71,292,500     299,354
    Bumi Serpong Damai Tbk PT                            75,174,300  12,040,135
    Charoen Pokphand Indonesia Tbk PT                    11,639,330   3,342,981
    Ciputra Development Tbk PT                          135,480,585  14,571,089
    Ciputra Property Tbk PT                              49,705,769   2,355,297
    Ciputra Surya Tbk PT                                 17,854,621   3,825,615
*   Clipan Finance Indonesia Tbk PT                       2,995,500      60,087
*   Darma Henwa Tbk PT                                  157,056,442     599,521
*   Davomas Abadi Tbk PT                                 54,906,800          --
*   Delta Dunia Makmur Tbk PT                             1,521,200      27,469
*   Eagle High Plantations Tbk PT                        98,126,300   1,757,566
    Elnusa Tbk PT                                        60,294,100   2,490,412
*   Energi Mega Persada Tbk PT                          455,259,178   1,737,935
    Erajaya Swasembada Tbk PT                            24,342,600   1,487,822
*   Eureka Prima Jakarta Tbk PT                           1,297,300      21,406
*   Ever Shine Textile Tbk PT                            19,342,215     156,527
    Gajah Tunggal Tbk PT                                 37,212,000   4,597,549
*   Garuda Indonesia Persero Tbk PT                      41,762,181   1,530,720
    Global Mediacom Tbk PT                              101,980,500   8,042,312
*   Great River International Tbk PT                      1,788,000          --
*   Harum Energy Tbk PT                                  17,053,100   1,493,064
    Hexindo Adiperkasa Tbk PT                               721,744     137,473
    Holcim Indonesia Tbk PT                              26,030,300   2,199,053
    Indah Kiat Pulp & Paper Corp. Tbk PT                 39,377,500   3,162,053
    Indo Tambangraya Megah Tbk PT                         3,891,500   3,749,218
*   Indo-Rama Synthetics Tbk PT                              41,500       2,364
    Indocement Tunggal Prakarsa Tbk PT                       84,100     109,981
    Indofood Sukses Makmur Tbk PT                        76,093,500  48,531,210
    Intiland Development Tbk PT                         115,113,700   5,102,644
    Japfa Comfeed Indonesia Tbk PT                       40,567,750   4,652,649
    Jaya Real Property Tbk PT                           120,865,500   7,793,577

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT                    308,466,875 $ 7,412,114
*   Lippo Cikarang Tbk PT                                 1,973,100   1,132,519
    Lippo Karawaci Tbk PT                               320,652,349  27,814,456
*   Malindo Feedmill Tbk PT                                 226,700      30,329
    Matahari Putra Prima Tbk PT                           1,688,200     224,279
*   Medco Energi Internasional Tbk PT                    28,161,100   3,645,160
    Metrodata Electronics Tbk PT                          1,539,436      85,170
*   Mitra Adiperkasa Tbk PT                                 297,300     107,953
    Mitra Pinasthika Mustika Tbk PT                       1,984,700      94,106
*   MNC Investama Tbk PT                                322,800,400   4,195,584
    Modernland Realty Tbk PT                             85,983,400   2,682,205
    Multipolar Tbk PT                                    63,216,500   2,031,332
*   Nirvana Development Tbk PT                            1,000,000       7,883
*   Nusantara Infrastructure Tbk PT                     177,314,100   1,709,314
    Pabrik Kertas Tjiwi Kimia Tbk PT                        929,000      61,083
    Pan Brothers Tbk PT                                  47,246,450   1,805,104
*   Panin Financial Tbk PT                              199,640,800   3,240,165
*   Paninvest Tbk PT                                     30,871,000   1,416,260
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT                                                 69,757,384   7,509,107
    Ramayana Lestari Sentosa Tbk PT                      58,371,200   5,422,640
    Salim Ivomas Pratama Tbk PT                          46,365,900   1,638,288
    Sampoerna Agro PT                                    12,001,241   1,823,491
    Selamat Sempurna Tbk PT                              11,094,300   3,811,924
    Semen Baturaja Persero Tbk PT                        19,387,900   1,200,985
    Semen Indonesia Persero Tbk PT                        4,624,200   3,323,206
    Sentul City Tbk PT                                   80,474,100     572,716
*   Sigmagold Inti Perkasa Tbk PT                        27,008,700     828,966
    Sinar Mas Agro Resources & Technology Tbk PT          7,800,900   2,235,689
    Sinar Mas Multiartha Tbk PT                               2,000       1,221
    Sri Rejeki Isman Tbk PT                             174,745,400   3,528,847
*   Surya Dumai Industri Tbk                              5,145,000          --
    Surya Semesta Internusa Tbk PT                       60,519,600   3,245,433
    Surya Toto Indonesia Tbk PT                             166,400      67,949
*   Suryainti Permata Tbk PT                             17,378,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT            3,164,400   2,391,600
*   Tiga Pilar Sejahtera Food Tbk                        31,496,622   4,735,014
    Timah Persero Tbk PT                                 68,019,960   4,350,494
    Tiphone Mobile Indonesia Tbk PT                       3,702,800     195,118
    Trias Sentosa Tbk PT                                    336,500       8,494
*   Trimegah Securities Tbk PT                            3,260,000      15,912
*   Truba Alam Manunggal Engineering PT                 129,244,500      49,336
    Tunas Baru Lampung Tbk PT                            20,427,800   1,055,027
    Tunas Ridean Tbk PT                                  38,222,500   3,939,431
*   Ultrajaya Milk Industry & Trading Co. Tbk PT          8,444,600   2,699,631
    Unggul Indah Cahaya Tbk PT                              319,635      33,362
    United Tractors Tbk PT                               21,427,200  25,825,259
*   Vale Indonesia Tbk PT                                43,664,100   8,570,880
*   Visi Media Asia Tbk PT                               13,777,600     323,641

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   XL Axiata Tbk PT                                     6,570,700 $  1,863,394
                                                                   ------------
TOTAL INDONESIA                                                     503,726,473
                                                                   ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                 2,467           --
                                                                   ------------
MALAYSIA -- (3.6%)
*   Adventa Bhd                                             62,000       10,670
#   Affin Holdings Bhd                                  12,132,450    6,357,446
#   AirAsia Bhd                                         20,359,400   14,669,412
*   Alam Maritim Resources Bhd                           7,226,900      571,798
    Alliance Financial Group Bhd                        15,784,300   15,454,817
    Allianz Malaysia Bhd                                    28,800       70,681
    AMMB Holdings Bhd                                   25,124,862   26,573,413
    Ann Joo Resources Bhd                                1,526,000      529,529
    APM Automotive Holdings Bhd                            745,300      641,286
    Batu Kawan Bhd                                       2,090,450    9,242,443
    Benalec Holdings Bhd                                 8,785,900      950,360
    Berjaya Assets Bhd                                     355,600       68,186
    Berjaya Corp. Bhd                                   36,553,280    3,146,456
*   Berjaya Land Bhd                                    13,220,000    2,240,411
    BIMB Holdings Bhd                                    2,595,507    2,574,794
    Bina Darulaman Bhd                                     162,600       25,185
    BLD Plantation Bhd                                       6,600       13,779
#   Boustead Holdings Bhd                               13,664,191    6,985,324
#   Boustead Plantations Bhd                             1,491,900      535,224
#*  Bumi Armada Bhd                                     25,308,400    4,659,220
    Can-One Bhd                                            401,400      352,408
#   CB Industrial Product Holding Bhd                    1,722,100      824,509
    Chin Teck Plantations Bhd                              309,100      585,919
#   CIMB Group Holdings Bhd                             19,652,369   21,212,271
#   Coastal Contracts Bhd                                3,357,500    1,246,911
    Crescendo Corp. Bhd                                     24,100        9,298
    CSC Steel Holdings Bhd                               1,921,456      646,864
*   Datuk Keramik Holdings Bhd                             127,000           --
*   Daya Materials Bhd                                  13,473,900      247,773
#*  Dayang Enterprise Holdings Bhd                       1,250,800      305,811
#   DRB-Hicom Bhd                                       18,480,500    4,110,730
#*  Eastern & Oriental Bhd                              12,171,580    5,081,516
*   Eco World Development Group Bhd                        633,900      201,042
#   Evergreen Fibreboard Bhd                             5,331,389    1,263,383
    FAR East Holdings Bhd                                  403,800      771,794
#   Felda Global Ventures Holdings Bhd                   8,991,500    4,092,050
*   Fountain View Development Bhd                        2,573,200           --
    Gadang Holdings Bhd                                    278,600      166,632
    Genting Bhd                                         19,133,800   38,667,692
    Genting Malaysia Bhd                                36,017,800   38,029,320
*   Global Oriental Bhd                                  1,283,100      129,517
    Glomac Bhd                                           6,811,700    1,307,560
    Goldis Bhd                                           3,223,995    1,975,048
    GuocoLand Malaysia Bhd                               2,797,700      846,655
#   HAP Seng Consolidated Bhd                            7,411,000   14,109,246
    Hap Seng Plantations Holdings Bhd                    3,801,700    2,251,667

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Hiap Teck Venture Bhd                                 1,476,900 $   103,466
    Hong Leong Bank Bhd                                      17,500      56,478
#   Hong Leong Financial Group Bhd                        2,819,234  10,553,389
#   Hong Leong Industries Bhd                             1,039,800   2,274,214
    Hua Yang Bhd                                          1,723,733     762,369
    Hume Industries Bhd                                     640,584     499,160
    I-Bhd                                                    84,900      11,068
    IJM Corp. Bhd                                        57,693,018  48,052,310
    IJM Plantations Bhd                                      37,800      30,654
#   Insas Bhd                                             6,710,200   1,073,601
    IOI Properties Group Bhd                              1,797,200   1,042,240
*   Iris Corp. Bhd                                       21,834,300     778,681
#*  Iskandar Waterfront City Bhd                          1,685,600     396,346
*   JAKS Resources Bhd                                    6,253,900   1,429,738
    Jaya Tiasa Holdings Bhd                               6,337,833   1,715,223
#   JCY International Bhd                                 7,509,800   1,098,877
    K&N Kenanga Holdings Bhd                              2,020,487     243,566
    Keck Seng Malaysia Bhd                                2,504,000   2,953,534
    Kian JOO CAN Factory Bhd                              4,793,180   3,535,212
*   KIG Glass Industrial Bhd                                260,000          --
    Kim Loong Resources Bhd                                 502,900     407,833
    Kimlun Corp. Bhd                                        815,300     356,823
#*  KNM Group Bhd                                        27,821,190   2,825,274
*   Kretam Holdings Bhd                                   4,128,000     557,912
#   KSL Holdings Bhd                                      9,401,651   2,609,952
    Kumpulan Fima Bhd                                     2,348,100   1,096,622
    Kumpulan Perangsang Selangor Bhd                      2,947,000     753,774
*   Kwantas Corp. Bhd                                       288,400      85,718
    Land & General Bhd                                   14,944,600   1,452,367
*   Landmarks Bhd                                         2,119,208     402,328
    LBS Bina Group Bhd                                    3,877,500   1,543,307
*   Lion Industries Corp. Bhd                             2,513,181     188,735
    Magnum Bhd                                            5,285,900   3,118,030
#   Mah Sing Group Bhd                                   13,863,962   5,518,576
    Malayan Banking Bhd                                   1,135,367   2,239,080
    Malayan Flour Mills Bhd                               3,117,950   1,141,667
#   Malaysia Airports Holdings Bhd                        4,595,854   6,716,263
#   Malaysia Building Society Bhd                         1,676,800     284,714
#*  Malaysia Marine and Heavy Engineering Holdings Bhd    2,865,600     756,209
#*  Malaysian Bulk Carriers Bhd                           4,604,925     855,875
    Malaysian Pacific Industries Bhd                      1,158,375   2,277,863
#   Malaysian Resources Corp. Bhd                        15,973,700   4,594,696
    Malton Bhd                                            4,409,200     672,054
    MBM Resources Bhd                                     2,727,403   1,594,868
    Media Prima Bhd                                       6,257,600   2,230,273
    Mega First Corp. Bhd                                  1,426,300     645,919
    MISC Bhd                                             16,155,404  29,828,817
    MK Land Holdings Bhd                                  7,374,600     580,014
#   MKH Bhd                                               3,021,870   1,959,628
    MMC Corp. Bhd                                        15,957,680   8,242,741
*   MNRB Holdings Bhd                                     1,702,600   1,013,735
*   Mudajaya Group Bhd                                    4,318,700   1,297,342
    Muhibbah Engineering M Bhd                            3,969,100   2,170,741

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
*   Mulpha International Bhd                             22,576,600 $ 1,248,233
*   Naim Holdings Bhd                                     2,254,500   1,022,848
    Negri Sembilan Oil Palms Bhd                             93,700      92,731
    Oriental Holdings Bhd                                 3,638,979   5,902,422
    OSK Holdings Bhd                                      7,346,271   2,871,236
    Pacific & Orient Bhd                                    334,330     107,618
    Panasonic Manufacturing Malaysia Bhd                    359,480   3,514,533
    Pantech Group Holdings Bhd                            3,636,758     514,278
*   Paracorp Bhd                                            252,000          --
    Paramount Corp. Bhd                                   1,660,525     555,251
#*  Parkson Holdings Bhd                                  7,685,076   1,473,071
*   Perisai Petroleum Teknologi Bhd                         394,200      21,859
    Pie Industrial Bhd                                    1,555,100     852,312
    POS Malaysia BHD                                        934,717     655,136
    PPB Group Bhd                                         8,068,066  31,740,939
    Press Metal Bhd                                       4,376,962   4,484,931
*   Prime Utilities Bhd                                      39,000          --
    Protasco Bhd                                          2,991,400   1,102,564
    RCE Capital Bhd                                         203,475      37,217
    RHB Capital Bhd                                      15,151,900  18,973,265
*   Rimbunan Sawit Bhd                                    6,810,000     795,712
#   Salcon Bhd                                              658,500     102,895
#   Sapurakencana Petroleum Bhd                          26,169,600   9,292,442
    Sarawak Oil Palms Bhd                                   468,120     417,813
*   Scomi Energy Services Bhd                               352,300      17,814
*   Scomi Group Bhd                                      25,667,800     954,120
    Selangor Dredging Bhd                                 1,352,800     297,235
    Selangor Properties Bhd                                  75,300      85,452
    Shangri-La Hotels Malaysia Bhd                          661,000     851,353
*   Shell Refining Co. Federation of Malaya Bhd              68,700      51,535
    SHL Consolidated Bhd                                    399,300     294,413
#   SP Setia Bhd Group                                    4,922,526   3,715,625
#   Star Media Group Bhd                                  1,708,500   1,098,768
#*  Sumatec Resources Bhd                                 2,855,100      70,845
#   Sunway Bhd                                           13,657,326   9,830,862
#   Supermax Corp. Bhd                                    6,429,200   3,286,009
    Suria Capital Holdings Bhd                              824,400     401,556
    Symphony Life Bhd                                     1,658,855     283,376
#   Ta Ann Holdings Bhd                                   2,218,226   1,836,138
#   TA Enterprise Bhd                                    21,041,700   2,586,814
    TA Global Bhd                                        15,532,980     901,191
*   Talam Transform Bhd                                   3,183,850      34,964
#   Taliworks Corp. Bhd                                     327,000     115,776
    TAN Chong Motor Holdings Bhd                          4,702,600   2,252,262
*   Tanjung Offshore Bhd                                    820,100      57,643
    TDM Bhd                                              13,289,800   2,238,815
*   TH Plantations Bhd                                      900,500     241,200
#   Time dotCom Bhd                                       5,221,480   9,637,240
    Tiong NAM Logistics Holdings                            595,500     232,659
#   Tropicana Corp. Bhd                                   8,154,733   2,123,308
    UEM Edgenta Bhd                                       2,053,600   1,774,167
#   UEM Sunrise Bhd                                      21,446,945   5,492,009
#   UMW Holdings Bhd                                        915,400   1,283,638

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#*  UMW Oil & Gas Corp. Bhd                              3,171,100 $    701,332
    Unisem M Bhd                                         7,564,900    5,005,141
    United Malacca Bhd                                     960,500    1,364,165
    United Plantations Bhd                                 213,600    1,392,851
    United U-Li Corp. Bhd                                   59,600       95,108
#   UOA Development Bhd                                  7,096,000    4,186,005
#   VS Industry Bhd                                      6,193,865    2,010,192
    Wah Seong Corp. Bhd                                  6,161,183    1,160,614
#   WCT Holdings Bhd                                    14,541,620    5,583,807
    Wing Tai Malaysia Bhd                                2,871,950      775,062
    WTK Holdings Bhd                                     5,925,650    1,529,629
#*  YNH Property Bhd                                     5,802,187    2,727,227
    YTL Corp. Bhd                                       89,104,250   36,580,967
*   YTL Land & Development Bhd                           3,544,900      509,704
                                                                   ------------
TOTAL MALAYSIA                                                      601,833,823
                                                                   ------------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Class A                         34,589,985   56,450,855
    Alpek S.A.B. de C.V.                                 3,901,309    6,920,402
#   Arca Continental S.A.B. de C.V.                        258,129    1,659,047
#*  Axtel S.A.B. de C.V.                                11,777,407    3,511,238
*   Bio Pappel S.A.B. de C.V.                              439,582      576,497
*   Cemex S.A.B. de C.V. Sponsored ADR                  13,493,350  103,224,128
*   Cia Minera Autlan S.A.B. de C.V. Series B              194,181       70,527
    Coca-Cola Femsa S.A.B. de C.V. Series L              1,408,075   11,039,308
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           136,577   10,732,221
    Consorcio ARA S.A.B. de C.V. Series *                9,395,648    3,482,653
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                       1,560,786    1,165,387
#   Corp. Actinver S.A.B. de C.V.                          105,133       76,256
    Credito Real S.A.B. de C.V. SOFOM ER                    45,568       85,206
*   Dine S.A.B. de C.V.                                  1,027,267      580,748
    El Puerto de Liverpool S.A.B. de C.V. Series 1           8,306       81,952
*   Empaques Ponderosa S.A. de C.V.                         90,000           --
*   Empresas ICA S.A.B. de C.V.                            414,760       54,638
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR              317,309      165,170
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                      1,774,876  158,851,402
*   Genomma Lab Internacional S.A.B. de C.V. Class B       696,005      800,313
    Gruma S.A.B. de C.V. Class B                           299,063    4,305,550
#*  Grupo Aeromexico S.A.B. de C.V.                      1,749,952    3,412,173
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR    439,784   43,217,573
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR 125,439 19,281,228 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                              152,167    2,341,262
    Grupo Carso S.A.B. de C.V. Series A1                 8,289,776   33,817,865
    Grupo Cementos de Chihuahua S.A.B. de C.V.           2,781,854    7,269,912
    Grupo Comercial Chedraui S.A. de C.V.                2,497,484    5,654,304
#   Grupo Elektra S.A.B. de C.V.                           254,160    3,757,501
#*  Grupo Famsa S.A.B. de C.V. Class A                   2,828,859    1,208,489
#   Grupo Financiero Banorte S.A.B. de C.V. Class O     21,258,812  116,441,600
    Grupo Financiero Inbursa S.A.B. de C.V. Class O     14,772,311   23,714,483
# Grupo Financiero Interacciones SA de C.V. Class O 697,328 3,447,590 Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                            4,341,414    7,918,739
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                        1,632,369   14,903,529
*   Grupo Gigante S.A.B. de C.V. Series *                  471,076      879,342

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   Grupo Herdez S.A.B. de C.V. Series *                   794,427 $  1,641,392
    Grupo Industrial Maseca S.A.B. de C.V. Class B       2,749,400    3,064,664
#   Grupo Industrial Saltillo S.A.B. de C.V.             1,338,007    2,319,212
    Grupo KUO S.A.B. de C.V. Series B                    2,034,528    4,036,504
#   Grupo Mexico S.A.B. de C.V. Series B                35,767,008   86,298,637
*   Grupo Pochteca S.A.B. de C.V.                           67,810       31,391
*   Grupo Posadas S.A.B. de C.V.                           355,113      863,635
*   Grupo Qumma SA de C.V. Series B                          5,301           --
    Grupo Sanborns S.A.B. de C.V.                        1,235,113    1,554,596
#*  Grupo Simec S.A.B. de C.V. Series B                  1,169,462    2,612,305
*   Grupo Sports World S.A.B. de C.V.                      293,561      262,248
#   Industrias Bachoco S.A.B. de C.V. Series B           1,777,377    7,699,123
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         40,783    2,121,532
#*  Industrias CH S.A.B. de C.V. Series B                2,014,328    8,090,616
    Industrias Penoles S.A.B. de C.V.                      392,443   10,051,983
#*  La Comer S.A.B. de C.V.                              5,414,652    4,822,650
    Medica Sur S.A.B. de C.V. Series B                       1,000        2,279
    Megacable Holdings S.A.B. de C.V.                      145,255      588,767
#   Mexichem S.A.B. de C.V.                              8,452,281   18,441,750
#*  Minera Frisco S.A.B. de C.V. Class A1                7,179,830    5,908,521
#*  OHL Mexico S.A.B. de C.V.                            9,746,749   13,416,725
#   Organizacion Cultiba S.A.B. de C.V.                    170,021      198,857
#*  Organizacion Soriana S.A.B. de C.V. Class B         14,733,640   36,264,399
#   Qualitas Controladora S.A.B. de C.V.                 1,652,078    2,308,504
#   Rassini S.A.B. de C.V.                                  10,800       51,834
*   Savia SA Class A                                     3,457,285           --
#   TV Azteca S.A.B. de C.V.                             9,124,616    1,484,271
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.              9,102,158          341
    Vitro S.A.B. de C.V. Series A                        1,499,658    4,907,681
                                                                   ------------
TOTAL MEXICO                                                        870,143,505
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                     17,541,400    2,310,378
    ACR Mining Corp.                                       105,455        7,513
    Alliance Global Group, Inc.                         30,143,206   10,354,491
    Alsons Consolidated Resources, Inc.                 20,894,000      843,487
*   Atlas Consolidated Mining & Development Corp.        5,351,500      483,544
    Bank of the Philippine Islands                         318,340      648,800
    BDO Unibank, Inc.                                   11,854,265   28,506,503
    Cebu Air, Inc.                                       2,168,500    5,017,367
    Cebu Holdings, Inc.                                  1,564,850      165,947
    Century Properties Group, Inc.                      28,217,400      377,505
    China Banking Corp.                                    466,371      377,384
    Cosco Capital, Inc.                                  9,046,100    1,544,838
    DMCI Holdings, Inc.                                    377,400      104,340
    East West Banking Corp.                                 55,300       24,538
    EEI Corp.                                            1,150,300      236,947
*   Empire East Land Holdings, Inc.                     24,178,000      426,138
    Energy Development Corp.                               173,600       21,660
*   Export & Industry Bank, Inc. Class A                    14,950           --
    Filinvest Development Corp.                            142,800       20,942
    Filinvest Land, Inc.                               205,242,031    8,490,106
    First Philippine Holdings Corp.                      4,618,290    6,943,015

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
*   Fwbc Holdings, Inc.                                  5,471,786 $         --
    Integrated Micro-Electronics, Inc.                     248,900       30,328
    JG Summit Holdings, Inc.                             8,498,480   15,071,620
    Lopez Holdings Corp.                                34,749,200    5,643,017
    LT Group, Inc.                                      12,942,800    4,287,017
    Megaworld Corp.                                    166,539,400   17,802,125
    Metropolitan Bank & Trust Co.                        8,134,630   16,405,493
*   Mondragon International Philippines, Inc.            2,464,000           --
    Nickel Asia Corp.                                      627,500       76,417
    Pepsi-Cola Products Philippines, Inc.                  709,000       51,518
    Petron Corp.                                        14,157,200    3,218,611
*   Philippine National Bank                             4,909,303    6,541,743
*   Philippine National Construction Corp.                 398,900        7,782
    Philippine Savings Bank                              1,232,313    2,661,731
*   Philippine Townships, Inc.                             226,200           --
*   Philtown Properties, Inc.                                6,701           --
    Phinma Corp.                                         1,030,598      253,938
    Phoenix Petroleum Philippines, Inc.                    507,600       64,478
    RFM Corp.                                              976,000       88,692
    Rizal Commercial Banking Corp.                       4,714,948    3,234,139
    Robinsons Land Corp.                                29,823,950   20,276,244
    Robinsons Retail Holdings, Inc.                        308,660      564,805
    San Miguel Corp.                                     6,737,426   11,733,298
    San Miguel Pure Foods Co., Inc.                         63,140      289,687
    Security Bank Corp.                                  1,880,714    8,747,560
*   Top Frontier Investment Holdings, Inc.                 628,532    2,575,148
    Trans-Asia Oil & Energy Development Corp.           26,285,000    1,300,001
    Travellers International Hotel Group, Inc.           1,380,200      105,478
    Union Bank of the Philippines                        4,413,349    6,709,045
    Universal Robina Corp.                               2,705,445   11,518,197
    Vista Land & Lifescapes, Inc.                       75,486,968    9,625,180
                                                                   ------------
TOTAL PHILIPPINES                                                   215,788,735
                                                                   ------------
POLAND -- (1.6%)
    Agora SA                                               578,734    1,712,259
    Asseco Poland SA                                     1,330,913   18,286,661
#*  Bank Millennium SA                                   3,927,942    4,613,833
    Ciech SA                                               467,673    6,913,578
    Dom Development SA                                       7,825      108,319
*   Enea SA                                              2,346,635    6,593,173
    Firma Oponiarska Debica SA                              78,006    2,090,256
*   Getin Holding SA                                     2,977,249      633,361
#*  Getin Noble Bank SA                                  3,232,348      356,004
    Grupa Azoty SA                                         159,472    2,969,940
    Grupa Kety SA                                           99,119    8,539,258
#*  Grupa Lotos SA                                       1,619,206   12,154,174
*   Impexmetal SA                                        5,046,806    3,248,832
#*  Integer.pl SA                                            1,510       13,723
#*  Jastrzebska Spolka Weglowa SA                          291,067    1,867,379
    Kernel Holding SA                                      443,457    7,042,594
#   KGHM Polska Miedz SA                                 1,974,521   39,877,727
    Kopex SA                                                54,965       42,774
    LC Corp. SA                                          1,199,107      615,703

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA                             10,880 $    152,386
#   Netia SA                                             4,474,891    5,055,172
    Orbis SA                                               508,444    7,944,958
*   Pelion SA                                               10,134      114,530
    PGE Polska Grupa Energetyczna SA                    14,513,224   47,687,291
*   Polski Koncern Miesny Duda SA                           56,943       92,047
#   Polski Koncern Naftowy Orlen SA                      3,709,858   59,442,916
*   Powszechna Kasa Oszczednosci Bank Polski SA          1,118,249    6,834,914
*   Sygnity SA                                              31,209       47,321
*   Tauron Polska Energia SA                            18,300,183   14,455,501
    Trakcja SA                                             664,120    1,911,777
*   Vistula Group SA                                        54,605       46,494
                                                                   ------------
TOTAL POLAND                                                        261,464,855
                                                                   ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR                              31,827        5,098
    Gazprom PJSC Sponsored ADR                          61,401,592  251,564,042
    Lukoil PJSC Sponsored ADR(BYZDW2900)                 1,526,223   65,692,119
    Lukoil PJSC Sponsored ADR(69343P105)                   110,923    4,820,492
    Magnitogorsk Iron & Steel Works OJSC GDR             1,489,343    8,502,132
*   Mechel PJSC Sponsored ADR                              203,553      297,187
    RusHydro PJSC ADR                                    8,628,608    8,936,908
                                                                   ------------
TOTAL RUSSIA                                                        339,817,978
                                                                   ------------
SOUTH AFRICA -- (7.9%)
    Adcorp Holdings, Ltd.                                  913,139    1,185,260
    Aeci, Ltd.                                           1,242,603    8,460,365
*   African Bank Investments, Ltd.                       9,264,952       38,778
    African Oxygen, Ltd.                                    45,466       65,458
    African Rainbow Minerals, Ltd.                       1,872,952   13,332,433
    Alexander Forbes Group Holdings, Ltd.                   69,721       31,432
*   Allied Electronics Corp., Ltd. Class A                 137,659       59,557
*   Anglo American Platinum, Ltd.                          211,777    6,733,268
*   AngloGold Ashanti, Ltd.                                  4,445       97,066
*   AngloGold Ashanti, Ltd. Sponsored ADR                2,125,706   46,574,218
*   ArcelorMittal South Africa, Ltd.                     2,390,579    1,466,417
    Astral Foods, Ltd.                                      43,949      383,344
*   Aveng, Ltd.                                          7,368,028    2,114,996
    Barclays Africa Group, Ltd.                          5,579,767   61,718,540
    Barloworld, Ltd.                                     4,552,249   26,982,488
    Blue Label Telecoms, Ltd.                            4,468,295    5,954,098
#*  Brait SE                                             2,391,574   21,512,545
    Caxton and CTP Publishers and Printers, Ltd.         3,089,885    3,113,844
    Clover Industries, Ltd.                              1,248,257    1,728,914
*   Consolidated Infrastructure Group, Ltd.                384,157      730,279
    DataTec, Ltd.                                        3,528,942   12,771,033
    Distell Group, Ltd.                                     85,382    1,021,970
*   Distribution and Warehousing Network, Ltd.             177,132       37,604
#   DRDGOLD, Ltd.                                        5,583,832    4,577,622
#*  Eqstra Holdings, Ltd.                                3,316,866      663,933
*   Evraz Highveld Steel and Vanadium, Ltd.                120,337          451
#   Exxaro Resources, Ltd.                               1,644,184    9,848,629

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd.                                    2,664,475 $ 16,452,292
    Gold Fields, Ltd. Sponsored ADR                     12,391,918   76,953,811
    Grindrod, Ltd.                                       7,797,538    6,491,371
    Group Five, Ltd.                                     1,648,263    2,702,898
*   Harmony Gold Mining Co., Ltd.                        1,605,176    7,262,568
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR            401,946    1,836,893
    Hudaco Industries, Ltd.                                136,179    1,005,387
    Hulamin, Ltd.                                        1,774,040      744,317
*   Impala Platinum Holdings, Ltd.                       6,689,573   29,524,649
    Imperial Holdings, Ltd.                              1,417,744   16,943,863
    Investec, Ltd.                                       3,952,103   23,831,019
*   JCI, Ltd.                                           10,677,339           --
    KAP Industrial Holdings, Ltd.                          865,789      404,754
#*  Kumba Iron Ore, Ltd.                                   279,791    2,736,824
#   Lewis Group, Ltd.                                    1,852,654    5,802,292
    Liberty Holdings, Ltd.                               1,680,993   14,840,050
    Merafe Resources, Ltd.                              21,839,289    1,386,022
    Metair Investments, Ltd.                             1,231,958    1,821,206
    MMI Holdings, Ltd.                                  17,493,889   29,181,741
    Mondi, Ltd.                                            844,605   17,116,623
    Mpact, Ltd.                                          2,476,204    6,025,861
    MTN Group, Ltd.                                      7,581,024   76,629,006
    Murray & Roberts Holdings, Ltd.                      5,937,539    5,495,498
    Mustek, Ltd.                                            43,577       17,887
    Nampak, Ltd.                                           664,929    1,016,125
#   Nedbank Group, Ltd.                                  3,173,298   45,528,337
#*  Northam Platinum, Ltd.                               1,899,095    7,050,784
    Omnia Holdings, Ltd.                                   489,868    5,819,121
    Peregrine Holdings, Ltd.                             1,413,406    3,072,559
*   Pinnacle Holdings, Ltd.                                801,571      952,543
    PSG Group, Ltd.                                        180,008    2,571,658
    Raubex Group, Ltd.                                   1,933,471    2,661,487
    RCL Foods, Ltd.                                         90,842       91,658
    Reunert, Ltd.                                          468,156    2,108,403
*   Royal Bafokeng Platinum, Ltd.                          460,976    1,723,734
    Sanlam, Ltd.                                        10,272,906   48,471,456
*   Sappi, Ltd.                                          8,499,396   43,235,092
*   Sappi, Ltd. Sponsored ADR                              660,121    3,333,611
    Sasol, Ltd.                                          3,802,484  101,179,472
    Sasol, Ltd. Sponsored ADR                            1,664,260   44,419,099
    Sibanye Gold, Ltd. Sponsored ADR                     2,123,995   39,612,507
#   Standard Bank Group, Ltd.                           16,569,484  165,500,910
*   Stefanutti Stocks Holdings, Ltd.                       526,548      151,541
    Steinhoff International Holdings NV                 24,951,223  157,819,902
*   Super Group, Ltd.                                    4,203,486   12,308,264
    Telkom SA SOC, Ltd.                                  5,017,373   23,284,959
    Tiso Blackstar Group SE                                 19,910       12,255
    Tongaat Hulett, Ltd.                                 1,114,434    9,601,230
    Trencor, Ltd.                                        1,490,837    4,303,829

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holmes-Ovcon, Ltd.                      415,221 $    3,568,980
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,305,810,890
                                                                 --------------
SOUTH KOREA -- (14.0%)
    Ace Technologies Corp.                                57,459        241,220
*   AJ Rent A Car Co., Ltd.                               26,927        251,255
#   Asia Cement Co., Ltd.                                  7,754        539,546
#   ASIA Holdings Co., Ltd.                               27,584      2,600,533
#*  Asia Paper Manufacturing Co., Ltd.                    56,207      1,255,813
*   Asiana Airlines, Inc.                                 46,833        201,701
#*  AUK Corp.                                            460,803      1,217,531
    Austem Co., Ltd.                                     110,752        375,762
    Autech Corp.                                           8,903         58,327
#*  BH Co., Ltd.                                          19,986        141,191
#   BNK Financial Group, Inc.                          2,892,220     22,761,147
    Bookook Securities Co., Ltd.                          28,655        494,863
    BYC Co., Ltd.                                            752        321,940
#*  Capro Corp.                                           79,730        293,695
*   Chemtronics Co., Ltd.                                  2,627         13,767
#*  China Great Star International, Ltd.                 595,580      1,031,792
    Chinyang Holdings Corp.                                6,573         21,570
    Chokwang Paint, Ltd.                                   6,037         60,041
    Chongkundang Holdings Corp.                            2,179        181,320
#   Chosun Refractories Co., Ltd.                          9,716        723,301
    CJ Hellovision Co., Ltd.                              41,410        341,474
#*  Cosmochemical Co., Ltd.                              115,498        525,438
#   Dae Dong Industrial Co., Ltd.                        143,016      1,015,784
#   Dae Han Flour Mills Co., Ltd.                         14,500      2,290,945
    Dae Won Kang Up Co., Ltd.                            245,096      1,052,903
#*  Dae Young Packaging Co., Ltd.                      1,121,470      1,087,799
#*  Dae-Il Corp.                                          94,782        825,773
#*  Daechang Co., Ltd.                                   526,706        615,155
    Daeduck Electronics Co.                              178,480      1,254,853
#   Daeduck GDS Co., Ltd.                                284,218      3,376,648
#   Daegu Department Store                                71,060        853,244
#   Daehan Steel Co., Ltd.                               176,108      1,448,658
    Daekyo Co., Ltd.                                     184,455      1,374,539
    Daelim Industrial Co., Ltd.                          270,338     20,310,402
    Daesang Holdings Co., Ltd.                            43,372        487,883
#   Daesung Holdings Co., Ltd.                            42,463        360,223
    Daewon San Up Co., Ltd.                                1,435          9,350
#*  Daewoo Engineering & Construction Co., Ltd.          964,334      5,370,261
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.   491,004      1,963,753
*   Dahaam E-Tec Co., Ltd.                                 3,535         10,651
#   Daishin Securities Co., Ltd.                         590,481      5,572,087
#   Daou Data Corp.                                       15,106        199,650
#   Daou Technology, Inc.                                213,291      5,079,474
#*  Dasan Networks, Inc.                                 134,840        909,406
    DGB Financial Group, Inc.                          1,625,465     13,094,329
    Display Tech Co., Ltd.                                24,013        111,107
    DK UIL Co., Ltd.                                      20,105        194,002
#   Dong Ah Tire & Rubber Co., Ltd.                       93,026      2,188,772
#   Dong-Ah Geological Engineering Co., Ltd.              45,500        413,544

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Dong-Il Corp.                                            17,861 $   959,362
#   Dongbang Transport Logistics Co., Ltd.                  221,137     573,791
#*  DONGBU Co., Ltd.                                        341,028     236,918
#*  Dongbu Securities Co., Ltd.                             412,339   1,420,665
#   Dongil Industries Co., Ltd.                              16,483   1,062,427
#*  Dongkook Industrial Co., Ltd.                           288,799     660,915
    Dongkuk Industries Co., Ltd.                             61,062     334,130
#*  Dongkuk Steel Mill Co., Ltd.                            954,772   7,753,796
    Dongkuk Structures & Construction Co., Ltd.              12,002      83,716
#   Dongwha Pharm Co., Ltd.                                  56,231     498,563
    Dongwoo Co., Ltd.                                        14,971      56,901
#   Dongyang E&P, Inc.                                       31,262     382,868
#   Doosan Corp.                                            112,906  11,377,507
#*  Doosan Engine Co., Ltd.                                 112,890     456,384
#   Doosan Heavy Industries & Construction Co., Ltd.        528,862  12,433,728
#*  Doosan Infracore Co., Ltd.                            1,493,659  10,661,155
#   DRB Holding Co., Ltd.                                   105,605   1,361,218
#   DY Corp.                                                251,346   1,416,000
#   e-LITECOM Co., Ltd.                                      70,654     757,978
    E-MART, Inc.                                            163,359  23,865,000
#   Eagon Industrial, Ltd.                                   43,154     502,897
#   Eugene Corp.                                            553,471   2,632,615
#*  Eugene Investment & Securities Co., Ltd.              1,130,616   2,902,575
#   Eusu Holdings Co., Ltd.                                  31,401     294,339
#   EVERDIGM Corp.                                           19,016     168,864
    Fine Technix Co., Ltd.                                  119,562     319,926
    Fursys, Inc.                                             28,479     858,740
#   Gaon Cable Co., Ltd.                                     25,249     541,168
#*  Global Display Co., Ltd.                                 32,534     101,395
    GOLFZONYUWONHOLDINGS Co., Ltd.                           34,555     259,977
#*  GS Engineering & Construction Corp.                     443,425  11,398,588
#*  GS Global Corp.                                          19,899      43,619
    GS Holdings Corp.                                       598,099  25,843,396
#   Gwangju Shinsegae Co., Ltd.                               5,985   1,335,082
#*  Halla Corp.                                              75,864     344,490
#   Halla Holdings Corp.                                     53,890   3,037,717
    Han Kuk Carbon Co., Ltd.                                  6,148      36,523
    Hana Financial Group, Inc.                            3,086,346  75,990,788
#   Hana Micron, Inc.                                        63,105     397,294
#   Handsome Co., Ltd.                                       94,606   3,294,044
    Hanil Cement Co., Ltd.                                   47,480   3,661,995
#*  Hanjin Heavy Industries & Construction Co., Ltd.        571,915   2,288,800
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd.                                                  186,144     942,396
#   Hanjin Kal Corp.                                        164,850   2,594,711
#*  Hanjin Shipping Co., Ltd.                               264,938     498,419
#   Hanjin Transportation Co., Ltd.                         123,466   3,513,954
    Hankuk Glass Industries, Inc.                            17,640     426,303
#   Hankuk Paper Manufacturing Co., Ltd.                     33,845     874,794
#*  Hansol Holdings Co., Ltd.                               401,896   2,558,844
#*  Hansol HomeDeco Co., Ltd.                               321,490     535,579
#   Hansol Paper Co., Ltd.                                  142,915   2,913,015
    Hanwha Chemical Corp.                                 1,003,728  22,960,873
#   Hanwha Corp.                                            740,315  23,583,134

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hanwha Galleria Timeworld Co., Ltd.                      2,375 $    100,127
    Hanwha General Insurance Co., Ltd.                     101,878      640,451
#*  Hanwha Investment & Securities Co., Ltd.               628,576    1,767,720
#   Hanwha Life Insurance Co., Ltd.                      2,416,820   12,467,659
    Hanwha Techwin Co., Ltd.                                97,084    4,695,211
#   Hanyang Securities Co., Ltd.                            92,428      639,217
#   Heung-A Shipping Co., Ltd.                           1,058,778    1,304,381
#   Hitejinro Holdings Co., Ltd.                           117,810    1,440,165
#   HMC Investment Securities Co., Ltd.                    247,176    2,374,847
#   HS R&A Co., Ltd.                                        33,151    1,092,426
#   Humax Co., Ltd.                                        187,379    2,444,131
#   Huvis Corp.                                             48,439      351,474
#   Hwa Shin Co., Ltd.                                     105,015      702,225
#   Hwacheon Machine Tool Co., Ltd.                         14,227      635,248
    HwaSung Industrial Co., Ltd.                            45,616      520,290
    Hy-Lok Corp.                                             1,172       23,593
#   Hyosung Corp.                                          137,032   17,029,283
#*  Hyundai BNG Steel Co., Ltd.                            127,884    1,354,313
#   Hyundai Corp.                                           13,871      290,480
    Hyundai Department Store Co., Ltd.                     126,562   14,042,583
    Hyundai Engineering & Construction Co., Ltd.           439,285   14,494,192
#*  Hyundai Heavy Industries Co., Ltd.                     411,885   46,320,425
    Hyundai Home Shopping Network Corp.                      6,131      665,079
    Hyundai Hy Communications & Networks Co., Ltd.         267,483      915,021
#*  Hyundai Mipo Dockyard Co., Ltd.                         80,621    5,813,847
    Hyundai Mobis Co., Ltd.                                173,294   39,516,678
    Hyundai Motor Co.                                    1,431,376  168,891,368
*   Hyundai Rotem Co., Ltd.                                  6,913      131,831
#   Hyundai Securities Co., Ltd.                         1,283,513    7,900,267
    Hyundai Steel Co.                                    1,050,773   47,664,854
#   Hyundai Wia Corp.                                       91,119    7,000,780
#*  Iljin Display Co., Ltd.                                 54,206      219,310
#   Iljin Electric Co., Ltd.                               230,699    1,022,226
#   Ilshin Spinning Co., Ltd.                               16,659    1,905,584
#   Ilsung Pharmaceuticals Co., Ltd.                         9,407      978,863
    Industrial Bank of Korea                             2,328,028   24,653,584
*   InnoWireless, Inc.                                       1,805       17,072
#*  Interflex Co., Ltd.                                     55,823      828,865
#   Intergis Co., Ltd.                                      49,180      135,686
    Interpark Holdings Corp.                                86,990      462,535
    INTOPS Co., Ltd.                                        72,590    1,292,570
    Inzi Controls Co., Ltd.                                 89,540      497,574
#   INZI Display Co., Ltd.                                 244,705      477,362
#   ISU Chemical Co., Ltd.                                  83,274    1,284,722
#   IsuPetasys Co., Ltd.                                    87,285      399,197
#   Jahwa Electronics Co., Ltd.                             51,560      613,605
#   JB Financial Group Co., Ltd.                           912,123    4,864,035
#   Kangnam Jevisco Co., Ltd.                               32,637    1,086,411
#   KB Capital Co., Ltd.                                    95,780    2,123,071
    KB Financial Group, Inc.                             1,339,295   42,526,380
    KB Financial Group, Inc. ADR                         3,020,559   95,932,954
#   KB Insurance Co., Ltd.                                 215,908    5,476,666
    KC Green Holdings Co., Ltd.                              3,401       25,082

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   KCC Corp.                                                47,542 $16,757,659
#*  KEC Corp.                                               151,037     159,161
#   Keyang Electric Machinery Co., Ltd.                     183,876   1,001,769
#   KG Chemical Corp.                                        57,540     715,368
    KG Eco Technology Service Co., Ltd.                      44,410     131,831
#   KH Vatec Co., Ltd.                                       75,247     828,154
    Kia Motors Corp.                                      1,897,188  71,467,676
#   KISCO Corp.                                              52,726   1,879,429
#   KISCO Holdings Co., Ltd.                                 11,405     619,709
#   Kishin Corp.                                            107,298     551,217
#   KISWIRE, Ltd.                                            89,105   2,942,687
*   KleanNara Co., Ltd.                                      11,022      57,131
#   Kolon Corp.                                              14,812     873,078
*   Kolon Global Corp.                                        1,246      17,095
#   Kolon Industries, Inc.                                  210,202  16,367,277
#   Kook Soon Dang Brewery Co., Ltd.                        112,565     726,027
#   Korea Alcohol Industrial Co., Ltd.                       28,767     236,925
#   Korea Circuit Co., Ltd.                                 146,625   1,311,122
    Korea Electric Terminal Co., Ltd.                        28,730   2,253,450
    Korea Export Packaging Industrial Co., Ltd.               5,290      99,686
#*  Korea Flange Co., Ltd.                                   66,724     903,153
#   Korea Investment Holdings Co., Ltd.                     430,137  18,055,715
#*  Korea Line Corp.                                         18,721     324,867
*   Korean Air Lines Co., Ltd.                              126,097   3,207,336
#   Korean Reinsurance Co.                                  736,863   7,961,612
    Kortek Corp.                                             47,200     524,918
    KPX Chemical Co., Ltd.                                   12,852     580,701
    KSS LINE, Ltd.                                            2,962      44,680
*   KTB Investment & Securities Co., Ltd.                   639,952   1,689,390
    KTCS Corp.                                               43,651     100,871
#   Kukdo Chemical Co., Ltd.                                 46,303   2,351,633
    Kukdong Oil & Chemicals Co., Ltd.                         5,622      18,391
#*  Kumho Electric Co., Ltd.                                 44,161     459,345
#   Kumkang Kind Co., Ltd.                                    2,913     135,161
#   Kwangju Bank                                            142,451   1,206,616
#*  Kyeryong Construction Industrial Co., Ltd.               38,242     417,058
#   Kyobo Securities Co., Ltd.                              206,079   1,915,699
#   Kyung-In Synthetic Corp.                                 27,261     156,628
#   Kyungbang, Ltd.                                          11,471   1,762,912
    Kyungchang Industrial Co., Ltd.                           8,922      49,791
    LEADCORP, Inc. (The)                                     22,333     183,616
    LF Corp.                                                156,014   2,910,577
    LG Corp.                                                841,761  47,813,936
    LG Display Co., Ltd.                                  1,415,814  39,253,930
    LG Display Co., Ltd. ADR                              3,991,524  55,721,675
#   LG Electronics, Inc.                                  1,692,217  80,922,572
    LG International Corp.                                  226,181   7,373,316
    LG Uplus Corp.                                        2,100,307  20,558,624
#   LMS Co., Ltd.                                            14,112      92,782
#   Lotte Chemical Corp.                                     49,245  13,380,809
#   Lotte Chilsung Beverage Co., Ltd.                         5,769   8,510,092
    Lotte Confectionery Co., Ltd.                             2,456     415,706
    LOTTE Fine Chemical Co., Ltd.                            20,251     643,876

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   LOTTE Himart Co., Ltd.                                  74,559 $  2,981,078
#*  Lotte Non-Life Insurance Co., Ltd.                     206,214      469,445
#   Lotte Shopping Co., Ltd.                               123,317   21,266,362
    LS Corp.                                               115,495    5,508,794
*   Lumens Co., Ltd.                                        78,172      319,708
    MegaStudy Co., Ltd.                                      4,957      149,236
    MegaStudyEdu Co., Ltd.                                   2,475      104,184
    Meritz Financial Group, Inc.                            57,067      631,935
#   Meritz Securities Co., Ltd.                          1,053,135    3,546,084
    Mi Chang Oil Industrial Co., Ltd.                        4,691      378,870
    Mirae Asset Daewoo Co., Ltd.                         1,277,390   10,382,595
    Mirae Asset Securities Co., Ltd.                       790,041   18,802,846
#   MK Electron Co., Ltd.                                  116,640    1,220,872
*   MNTech Co., Ltd.                                        42,756      193,550
#   Moorim P&P Co., Ltd.                                   404,887    1,581,212
#*  Moorim Paper Co., Ltd.                                 210,130      584,105
#   Motonic Corp.                                           77,783      643,402
#   Namyang Dairy Products Co., Ltd.                         2,912    1,775,202
#   NEOWIZ HOLDINGS Corp.                                   67,921      872,941
#   Nexen Corp.                                            171,640    1,224,973
#   NH Investment & Securities Co., Ltd.                 1,207,525   11,240,417
*   NHN Entertainment Corp.                                 11,256      662,501
#   Nong Shim Holdings Co., Ltd.                            20,063    2,310,425
#   NOROO Paint & Coatings Co., Ltd.                        25,495      239,313
#   NPC                                                    116,690      742,139
#*  OCI Co., Ltd.                                          108,701    9,064,033
    Opto Device Technology Co., Ltd.                        16,990      142,678
*   Paik Kwang Industrial Co., Ltd.                         23,328       38,593
#*  Pan Ocean Co., Ltd.                                    272,254      894,603
    Pang Rim Co., Ltd.                                       3,201       68,063
#*  PaperCorea, Inc.                                       261,826      201,394
#   Poongsan Corp.                                         350,209    9,728,927
#   Poongsan Holdings Corp.                                 55,420    2,125,638
    POSCO                                                  533,590  108,119,559
    POSCO Sponsored ADR                                  1,449,591   73,465,272
    POSCO Coated & Color Steel Co., Ltd.                     4,667      109,086
    Posco Daewoo Corp.                                     117,145    2,244,567
#*  Power Logics Co., Ltd.                                 170,398      745,680
    Pyeong Hwa Automotive Co., Ltd.                         72,100      756,927
    RFTech Co., Ltd.                                        11,555       60,397
*   S&C Engine Group, Ltd.                                 130,083      191,833
#   S&T Dynamics Co., Ltd.                                 344,607    3,035,577
#   S&T Holdings Co., Ltd.                                  97,873    1,647,185
#   S-Energy Co., Ltd.                                      28,801      212,284
#*  Sajo Industries Co., Ltd.                               18,924    1,152,682
    Sam Young Electronics Co., Ltd.                        159,570    1,744,660
    Samho Development Co., Ltd.                              4,638       14,581
#   SAMHWA Paints Industrial Co., Ltd.                      13,715      141,152
#   Samick Musical Instruments Co., Ltd.                   221,199      553,794
    Samjin LND Co., Ltd.                                    75,143      225,149
    Sammok S-Form Co., Ltd.                                  5,132       74,937
#   Samsung Card Co., Ltd.                                  70,949    2,740,027
#   Samsung Electro-Mechanics Co., Ltd.                    261,069   12,889,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Samsung Electronics Co., Ltd.                           30,024 $ 41,312,338
#*  Samsung Heavy Industries Co., Ltd.                     937,389    8,359,089
    Samsung Life Insurance Co., Ltd.                       275,781   23,992,564
#   Samsung SDI Co., Ltd.                                  387,366   36,620,822
    Samsung Securities Co., Ltd.                           246,697    8,346,795
    Samyang Corp.                                            5,810      502,988
    Samyang Holdings Corp.                                  33,473    3,611,516
#   Samyang Tongsang Co., Ltd.                               6,567      302,786
#*  Samyoung Chemical Co., Ltd.                            258,455      365,800
#   SAVEZONE I&C Corp.                                      42,314      196,078
#   SBS Media Holdings Co., Ltd.                           330,117      896,653
#   Seah Besteel Corp.                                     201,347    4,828,188
#   SeAH Holdings Corp.                                     12,963    1,546,156
    SeAH Steel Corp.                                        44,101    2,752,345
#   Sebang Co., Ltd.                                       136,608    1,950,657
    Sebang Global Battery Co., Ltd.                         64,724    2,237,683
#   Sejong Industrial Co., Ltd.                            149,537    1,469,780
#*  Seohee Construction Co., Ltd.                        1,371,079    1,826,066
    Seoyon Co,. Ltd.                                        10,364      102,532
    Sewon Precision Industry Co., Ltd.                       3,019       49,672
#*  SFA Semicon Co, Ltd.                                   166,410      392,120
*   SG Corp.                                                59,208       64,888
    Shinhan Financial Group Co., Ltd.                    3,520,728  125,813,533
    Shinhan Financial Group Co., Ltd. ADR                1,516,469   54,122,778
#   Shinsegae Co., Ltd.                                     93,268   15,175,933
#   Shinsegae Information & Communication Co., Ltd.          6,856      501,890
#*  Shinsung Solar Energy Co., Ltd.                        431,860      926,271
#*  Shinsung Tongsang Co., Ltd.                            649,404      812,360
*   Shinwon Corp.                                           82,700      139,404
#   Shinyoung Securities Co., Ltd.                          37,211    1,674,714
#*  Signetics Corp.                                        594,215      950,042
#   Silla Co., Ltd.                                         64,953      886,787
#*  SIMMTECH HOLDINGS Co., Ltd.                              3,959       11,029
    SIMPAC, Inc.                                            17,853       82,372
#   Sindoh Co., Ltd.                                        46,224    2,134,396
    SJM Co., Ltd.                                           11,075       72,493
#   SK Chemicals Co., Ltd.                                 114,275    6,825,413
#   SK Gas, Ltd.                                            56,144    4,266,449
    SK Holdings Co., Ltd.                                  123,495   23,041,502
    SK Hynix, Inc.                                         932,258   28,708,021
    SK Innovation Co., Ltd.                                683,863   90,118,266
#   SK Networks Co., Ltd.                                1,389,702    7,724,424
#*  SK Securities Co., Ltd.                              2,856,758    3,106,432
#   SKC Co., Ltd.                                          188,685    5,045,018
    SL Corp.                                               191,323    2,467,219
#*  Ssangyong Cement Industrial Co., Ltd.                  299,916    5,116,767
*   STX Engine Co., Ltd.                                     4,199       25,709
#   Sun Kwang Co., Ltd.                                     20,412      340,230
    Sunchang Corp.                                          12,410      119,244
#   Sung Kwang Bend Co., Ltd.                               90,554      746,685
#   Sungchang Enterprise Holdings, Ltd.                    274,433      796,541
#*  Sungshin Cement Co., Ltd.                              222,986    2,214,213
#   Sungwoo Hitech Co., Ltd.                               427,608    3,127,322

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Tae Kyung Industrial Co., Ltd.                       120,772 $      539,187
    Taekwang Industrial Co., Ltd.                          4,990      4,000,536
#*  Taewoong Co., Ltd.                                    64,855      1,231,652
#*  Taeyoung Engineering & Construction Co., Ltd.        566,881      3,080,865
#   Tailim Packaging Co., Ltd.                           385,280      1,151,326
#*  TBH Global Co., Ltd.                                  73,900        640,777
#*  TK Chemical Corp.                                    527,935      1,036,737
#   TK Corp.                                              20,753        161,442
*   Tong Kook Corp.                                          607             --
#   Tong Yang Moolsan Co., Ltd.                          661,310      1,177,655
*   Tongyang Cement & Energy Corp.                         4,282         17,066
    Tongyang Life Insurance Co, Ltd.                     425,384      4,085,850
#*  Top Engineering Co., Ltd.                             62,575        343,956
#   Tovis Co., Ltd.                                       17,984        156,212
#   TS Corp.                                              74,861      1,707,142
#   Ubiquoss, Inc.                                        58,914        539,935
    Uju Electronics Co., Ltd.                             45,357        578,386
#   Unid Co., Ltd.                                        66,294      2,694,353
    Visang Education, Inc.                                 2,214         29,194
#   WillBes & Co. (The)                                  688,308      1,590,979
    Wiscom Co., Ltd.                                      32,980        129,992
*   Woongjin Co., Ltd.                                    59,182        155,713
#*  Wooree ETI Co., Ltd.                                  74,334        140,992
    Woori Bank                                         2,388,988     21,556,974
#   Woori Bank Sponsored ADR                               7,135        194,714
#   WooSung Feed Co., Ltd.                               226,244        716,804
    Y G-1 Co., Ltd.                                        7,438         68,125
    YESCO Co., Ltd.                                       31,499      1,099,956
#   Yoosung Enterprise Co., Ltd.                         164,543        586,268
    YooSung T&S Co., Ltd.                                 20,870         99,325
#   Youlchon Chemical Co., Ltd.                          143,089      1,781,560
#   Young Poong Corp.                                      3,937      3,958,637
*   Young Poong Mining & Construction Corp.               18,030             --
    Young Poong Precision Corp.                          126,084        985,348
#*  Yuanta Securities Korea Co., Ltd.                    476,080      1,567,967
#   YuHwa Securities Co., Ltd.                            28,274        399,568
    Zeus Co., Ltd.                                        20,599        267,775
*   Zinus, Inc.                                            1,866        233,219
                                                                 --------------
TOTAL SOUTH KOREA                                                 2,315,580,191
                                                                 --------------
TAIWAN -- (14.2%)
#   Ability Enterprise Co., Ltd.                       2,489,330      1,368,913
#   Acer, Inc.                                        35,018,109     16,694,098
#   ACES Electronic Co., Ltd.                          1,235,000        982,438
#   Achem Technology Corp.                             3,395,318      1,212,905
    Acter Co., Ltd.                                        4,000         10,669
*   Action Electronics Co., Ltd.                         111,393         12,608
#*  Advanced Connectek, Inc.                           1,938,000        383,136
    Advanced International Multitech Co., Ltd.           256,000        166,111
    Advanced Optoelectronic Technology, Inc.              47,000         38,182
#*  AGV Products Corp.                                 6,300,701      1,611,852
#*  AimCore Technology Co., Ltd.                         785,797        538,253
#   Alcor Micro Corp.                                    522,000        298,550

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Allis Electric Co., Ltd.                              1,250,000 $   417,256
#   Alpha Networks, Inc.                                  4,160,313   2,666,240
#   Altek Corp.                                           3,822,365   2,754,703
    Ambassador Hotel (The)                                1,179,000     965,064
#   AMPOC Far-East Co., Ltd.                              1,373,000   1,059,905
#   AmTRAN Technology Co., Ltd.                          11,878,956   8,252,518
#   Apacer Technology, Inc.                                 163,000     142,611
#*  APCB, Inc.                                            2,327,000   1,175,143
    Apex International Co., Ltd.                             92,000     115,307
    Apex Science & Engineering                              211,536      55,962
#   Arcadyan Technology Corp.                             1,561,675   2,829,148
#   Ardentec Corp.                                        5,189,155   3,403,949
*   Arima Communications Corp.                               86,000      15,874
#   Asia Cement Corp.                                    25,420,589  23,252,935
#*  Asia Optical Co., Inc.                                4,014,290   3,469,116
#   Asia Plastic Recycling Holding, Ltd.                    692,731     400,641
#   Asia Polymer Corp.                                    4,865,301   2,747,004
#   Asia Vital Components Co., Ltd.                       3,745,984   3,017,726
#   Asustek Computer, Inc.                                  951,000   8,274,509
#   AU Optronics Corp.                                   54,920,812  22,443,529
    AU Optronics Corp. Sponsored ADR                      9,323,617  38,599,774
#   Audix Corp.                                           1,436,332   1,620,417
#   Avermedia Technologies                                2,505,000     844,534
#*  Avision, Inc.                                         1,540,555     345,157
#   AVY Precision Technology, Inc.                          407,680     793,222
#   Bank of Kaohsiung Co., Ltd.                           5,988,230   1,715,145
    BenQ Materials Corp.                                    164,000      88,968
#   BES Engineering Corp.                                21,377,443   3,645,525
#*  Biostar Microtech International Corp.                 2,438,055     731,366
#   Bright Led Electronics Corp.                          1,746,000     558,996
#*  C Sun Manufacturing, Ltd.                             2,499,837   1,160,732
#*  Cameo Communications, Inc.                            2,551,197     511,593
#   Capital Securities Corp.                             26,935,447   7,365,051
#   Career Technology MFG. Co., Ltd.                      2,364,000   1,339,154
#*  Carnival Industrial Corp.                             5,051,000     747,802
#   Cathay Chemical Works                                   959,000     432,970
#   Cathay Financial Holding Co., Ltd.                   11,168,000  12,563,049
#*  Cathay Real Estate Development Co., Ltd.             14,162,421   6,347,777
#   Celxpert Energy Corp.                                   262,000     151,134
#   Central Reinsurance Co., Ltd.                         1,986,016     855,507
#   ChainQui Construction Development Co., Ltd.           1,250,173     809,230
#*  Champion Building Materials Co., Ltd.                 6,205,828   1,292,234
#   Chang Hwa Commercial Bank, Ltd.                      84,634,847  45,542,326
#   Chang Wah Electromaterials, Inc.                         52,000     192,128
#   Channel Well Technology Co., Ltd.                       450,000     468,468
#   Charoen Pokphand Enterprise                           2,891,825   3,352,257
#   Cheng Loong Corp.                                    13,801,659   4,843,583
#   Cheng Uei Precision Industry Co., Ltd.                6,430,635   8,738,674
#   Chia Chang Co., Ltd.                                  1,615,000   1,144,130
#   Chia Hsin Cement Corp.                                6,911,191   1,931,825
#   Chien Kuo Construction Co., Ltd.                      4,689,247   1,307,503
#   Chimei Materials Technology Corp.                       756,000     366,676
    Chin-Poon Industrial Co., Ltd.                        2,808,815   6,168,440

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    China Airlines, Ltd.                                 45,389,353 $13,345,034
    China Bills Finance Corp.                               326,000     124,119
#   China Chemical & Pharmaceutical Co., Ltd.             4,137,264   2,359,709
#   China Development Financial Holding Corp.           154,527,734  37,624,437
#*  China Electric Manufacturing Corp.                    3,962,200     979,466
#   China General Plastics Corp.                          5,267,030   2,718,168
#   China Glaze Co., Ltd.                                 2,221,363     772,249
#   China Life Insurance Co., Ltd.                       23,134,959  19,138,096
#*  China Man-Made Fiber Corp.                           12,409,813   3,027,341
#   China Metal Products                                  4,081,969   4,203,024
#   China Motor Corp.                                     6,691,749   5,068,597
#*  China Petrochemical Development Corp.                28,336,397   6,735,096
#   China Steel Corp.                                    33,024,320  22,845,631
#   China Steel Structure Co., Ltd.                       1,435,219     974,621
#   China Synthetic Rubber Corp.                          8,631,794   6,262,806
*   China United Trust & Investment Corp.                   493,999          --
#   China Wire & Cable Co., Ltd.                          2,258,000     924,158
#   Chinese Maritime Transport, Ltd.                      1,551,000   1,102,739
#   Chipbond Technology Corp.                             3,113,000   4,258,161
#   ChipMOS TECHNOLOGIES, Inc.                              138,229     143,327
#   Chun YU Works & Co., Ltd.                             3,273,000   1,464,898
#   Chun Yuan Steel                                       6,432,287   2,065,334
*   Chung Hung Steel Corp.                               11,811,046   2,109,628
#   Chung Hwa Pulp Corp.                                  5,954,353   1,705,617
*   Chung Shing Textile Co., Ltd.                               600          --
    Chung-Hsin Electric & Machinery Manufacturing Corp.   5,843,250   3,379,779
*   Chunghwa Picture Tubes, Ltd.                         52,767,412   1,657,761
#   Clevo Co.                                               580,000     524,506
#*  CMC Magnetics Corp.                                  40,543,621   4,989,968
#*  CoAsia Microelectronics Corp.                           369,350     222,822
    Coland Holdings, Ltd.                                    58,000      81,396
#   Collins Co., Ltd.                                     2,011,224     712,270
#   Compal Electronics, Inc.                             70,471,332  44,280,229
#   Compeq Manufacturing Co., Ltd.                       18,493,000   9,691,040
*   Compex International Co., Ltd.                           46,400          --
*   Concord Securities Co., Ltd.                          1,769,000     380,716
#*  Continental Holdings Corp.                            7,711,540   2,595,325
    Coretronic Corp.                                      7,992,250   7,547,946
#   Coxon Precise Industrial Co., Ltd.                    1,986,000   2,355,323
#   Creative Sensor, Inc.                                   414,000     245,232
#   CSBC Corp. Taiwan                                     6,296,654   2,908,785
    CTBC Financial Holding Co., Ltd.                     57,239,883  31,601,895
#   CyberTAN Technology, Inc.                               186,000     120,602
#   D-Link Corp.                                         10,842,552   4,149,192
#   DA CIN Construction Co., Ltd.                         2,383,579   1,210,269
    Da-Li Development Co., Ltd.                              58,000      44,045
*   Danen Technology Corp.                                  216,000      53,855
#   Darfon Electronics Corp.                              5,200,950   2,939,565
#   Darwin Precisions Corp.                               6,176,635   2,682,581
#   Delpha Construction Co., Ltd.                         1,768,016     797,768
*   Der Pao Construction Co., Ltd.                        2,158,544          --
#*  Dynamic Electronics Co., Ltd.                         4,422,324   1,282,727
    Dynapack International Technology Corp.                 110,000     152,784

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc.                                 6,610,000 $  3,923,548
*   E-Ton Solar Tech Co., Ltd.                           3,473,443    1,257,083
#   E.Sun Financial Holding Co., Ltd.                   82,512,960   46,081,786
#   Edimax Technology Co., Ltd.                          3,213,902    1,006,547
#   Edison Opto Corp.                                    1,362,000      636,793
    Edom Technology Co., Ltd.                              344,588      201,848
#   Elite Semiconductor Memory Technology, Inc.            286,000      263,973
#   Elitegroup Computer Systems Co., Ltd.                6,103,395    3,139,589
*   Emerging Display Technologies Corp.                     45,000       15,678
    ENG Electric Co., Ltd.                               1,306,344      680,696
#   EnTie Commercial Bank Co., Ltd.                      2,271,232      985,833
*   Episil Holdings, Inc.                                1,142,500      421,463
#   Epistar Corp.                                       15,025,869   11,613,527
    Eson Precision Ind. Co., Ltd.                           16,000       19,242
    Eternal Materials Co., Ltd.                          1,679,292    1,749,397
    Etron Technology, Inc.                                 643,000      267,590
*   Eva Airways Corp.                                    7,383,999    3,514,871
*   Ever Fortune Industrial Co., Ltd.                      409,000           --
#   Everest Textile Co., Ltd.                            3,398,002    1,658,225
    Evergreen International Storage & Transport Corp.    9,376,000    3,867,098
    Evergreen Marine Corp. Taiwan, Ltd.                 23,276,607    9,017,050
    Everlight Chemical Industrial Corp.                    103,950       66,675
#   Everlight Electronics Co., Ltd.                        557,000      906,684
#   Excelsior Medical Co., Ltd.                          1,380,726    2,212,289
#   Far Eastern Department Stores, Ltd.                  8,000,445    4,579,151
#   Far Eastern International Bank                      28,776,465    8,396,786
    Far Eastern New Century Corp.                        6,737,528    5,265,101
#*  Farglory F T Z Investment Holding Co., Ltd.          1,258,000      540,271
#   Farglory Land Development Co., Ltd.                  1,860,264    2,004,118
#   Federal Corp.                                        7,526,628    3,338,507
    Feng Hsin Steel Co., Ltd.                              209,000      275,376
*   First Copper Technology Co., Ltd.                    3,186,750      666,503
#   First Financial Holding Co., Ltd.                  137,840,416   76,495,895
#   First Hotel                                          1,487,491      850,917
#*  First Insurance Co., Ltd, (The)                      3,892,064    1,433,834
#   First Steamship Co., Ltd.                            5,502,173    1,387,995
#   Formosa Advanced Technologies Co., Ltd.              2,137,000    1,496,712
    Formosa Oilseed Processing Co., Ltd.                   357,977      574,196
    Formosa Taffeta Co., Ltd.                            9,476,511    8,988,789
#   Formosan Rubber Group, Inc.                          8,035,000    3,852,352
#   Formosan Union Chemical                              2,864,034    1,593,582
#   Fortune Electric Co., Ltd.                             409,000      197,549
#   Founding Construction & Development Co., Ltd.        3,475,418    1,773,709
#   Foxconn Technology Co., Ltd.                         4,995,359   12,122,389
#   Foxlink Image Technology Co., Ltd.                   1,568,000      732,387
#   Froch Enterprise Co., Ltd.                           2,358,734      746,940
#   FSP Technology, Inc.                                 1,976,292    1,524,934
    Fubon Financial Holding Co., Ltd.                   91,032,471  113,282,720
    Fulgent Sun International Holding Co., Ltd.             41,000       84,167
#   Fullerton Technology Co., Ltd.                       1,517,200    1,099,986
#   Fulltech Fiber Glass Corp.                           4,752,690    2,001,188
#   Fwusow Industry Co., Ltd.                            2,826,980    1,354,719
#   G Shank Enterprise Co., Ltd.                         2,168,902    1,624,684

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#*  G Tech Optoelectronics Corp.                            242,000 $    94,905
#   Gallant Precision Machining Co., Ltd.                   658,000     366,911
#   Gemtek Technology Corp.                               5,560,962   3,120,424
#*  Genesis Photonics, Inc.                               3,437,810     556,771
#*  Genius Electronic Optical Co., Ltd.                     843,000   1,527,553
    Getac Technology Corp.                                6,946,065   5,236,510
#   Giantplus Technology Co., Ltd.                        2,198,100   1,400,345
#   Giga Solution Tech Co., Ltd.                          1,093,000     807,282
#   Gigabyte Technology Co., Ltd.                         8,459,287  10,747,574
#*  Gigastorage Corp.                                     3,030,600   2,188,365
#*  Gintech Energy Corp.                                  6,200,453   4,569,170
#*  Global Brands Manufacture, Ltd.                       4,814,951   1,284,631
#   Global Lighting Technologies, Inc.                      699,000   1,979,453
    Global Mixed Mode Technology, Inc.                       34,000      69,556
#   Globalwafers Co., Ltd.                                  240,752     493,560
    Globe Union Industrial Corp.                          2,962,625   1,296,478
#   Gloria Material Technology Corp.                      6,551,116   3,318,990
#*  Gold Circuit Electronics, Ltd.                        7,596,965   2,707,171
#   Goldsun Building Materials Co., Ltd.                 21,263,261   5,420,438
#   Good Will Instrument Co., Ltd.                          526,425     307,778
    Grand Ocean Retail Group, Ltd.                          112,000      88,729
#   Grand Pacific Petrochemical                          14,804,000   7,804,457
    Great China Metal Industry                              884,000     695,186
#   Great Wall Enterprise Co., Ltd.                       6,865,597   5,824,153
    Greatek Electronics, Inc.                                73,000      89,674
#*  Green Energy Technology, Inc.                         3,125,880   1,853,115
#*  GTM Holdings Corp.                                    1,918,000     919,864
#   Hannstar Board Corp.                                  5,125,635   1,663,531
#*  HannStar Display Corp.                               52,488,435   8,883,402
*   HannsTouch Solution, Inc.                             1,101,481     226,394
#   Harvatek Corp.                                        2,915,553     911,067
*   Helix Technology, Inc.                                   29,585          --
#   Hey Song Corp.                                        2,920,500   2,986,941
#   Hiroca Holdings, Ltd.                                    68,000     246,513
    HiTi Digital, Inc.                                      127,000      58,250
#   Hitron Technology, Inc.                               1,925,885   1,300,013
#*  Ho Tung Chemical Corp.                               10,549,004   2,464,013
#   Hocheng Corp.                                         4,424,300   1,069,753
    Hold-Key Electric Wire & Cable Co., Ltd.                118,124      30,217
#   Holy Stone Enterprise Co., Ltd.                       3,189,650   3,515,296
#   Hon Hai Precision Industry Co., Ltd.                  9,923,400  27,384,665
    Hong TAI Electric Industrial                          3,336,000     868,240
    Hong YI Fiber Industry Co.                               32,000      20,135
#*  Horizon Securities Co., Ltd.                          5,923,000   1,142,140
#   Hsin Kuang Steel Co., Ltd.                            3,198,124   1,619,922
#   Hsing TA Cement Co.                                   1,864,782     592,684
#   HTC Corp.                                             5,139,000  15,325,868
#*  HUA ENG Wire & Cable Co., Ltd.                        6,695,035   1,446,103
    Hua Nan Financial Holdings Co., Ltd.                 55,845,542  30,482,389
#   Huaku Development Co., Ltd.                             386,000     645,025
*   Hualon Corp.                                            257,040          --
#   Huang Hsiang Construction Corp.                         262,000     283,618
#   Hung Ching Development & Construction Co., Ltd.       1,928,468   1,050,104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Hung Poo Real Estate Development Corp.                3,653,655 $ 3,064,790
#   Hung Sheng Construction, Ltd.                         6,271,892   3,243,589
#   Huxen Corp.                                             275,281     358,437
#*  Hwacom Systems, Inc.                                    333,000     103,848
#*  I-Chiun Precision Industry Co., Ltd.                  2,772,000     803,238
#*  Ichia Technologies, Inc.                              1,276,260     596,815
#   Ideal Bike Corp.                                         80,271      31,235
#   Infortrend Technology, Inc.                           1,042,000     530,711
#   Innolux Corp.                                       142,560,544  52,802,232
#*  Inotera Memories, Inc.                                8,785,000   7,176,036
#   Inpaq Technology Co., Ltd.                              315,000     215,648
#   Inventec Corp.                                       28,746,277  22,343,039
#   ITE Technology, Inc.                                  1,814,479   1,691,237
    ITEQ Corp.                                              236,000     251,476
    Jentech Precision Industrial Co., Ltd.                   42,000      63,394
#   Jess-Link Products Co., Ltd.                          1,183,000   1,010,255
#   Jih Sun Financial Holdings Co., Ltd.                  6,503,251   1,435,028
    Jinli Group Holdings, Ltd.                               76,000     150,225
#   K Laser Technology, Inc.                              1,726,601     790,474
#   Kang Na Hsiung Enterprise Co., Ltd.                   1,687,078     555,203
#   Kaulin Manufacturing Co., Ltd.                        2,503,656   1,326,773
    KEE TAI Properties Co., Ltd.                          1,742,000     698,801
#   Kenmec Mechanical Engineering Co., Ltd.               1,676,000     615,629
#   Kindom Construction Corp.                             4,824,000   2,596,004
#   King Yuan Electronics Co., Ltd.                      15,698,805  15,016,677
    King's Town Bank Co., Ltd.                           11,404,012   8,370,600
    King's Town Construction Co., Ltd.                      146,380      86,998
#*  Kinko Optical Co., Ltd.                               1,505,000     817,913
#*  Kinpo Electronics                                    18,996,375   7,125,363
#   Kinsus Interconnect Technology Corp.                    328,000     708,823
#   KS Terminals, Inc.                                      690,880     829,766
#*  Kung Sing Engineering Corp.                           3,301,000   1,034,417
#   Kuo Toong International Co., Ltd.                       580,962     422,802
#   Kuoyang Construction Co., Ltd.                        7,517,840   2,793,858
#   Kwong Fong Industries Corp.                           2,603,348   1,562,473
#   KYE Systems Corp.                                     4,361,909   1,229,136
#   L&K Engineering Co., Ltd.                             1,994,000   1,595,219
#   LAN FA Textile                                        3,125,713     837,170
#*  LCY Chemical Corp.                                      514,000     627,082
#   Leader Electronics, Inc.                              2,094,056     627,742
#   Lealea Enterprise Co., Ltd.                          11,822,941   3,145,350
#   Ledtech Electronics Corp.                               660,000     252,601
#   LEE CHI Enterprises Co., Ltd.                         3,367,900   1,146,311
#   Lelon Electronics Corp.                                  94,620     122,587
#   Leofoo Development Co., Ltd.                          4,782,774   1,362,061
#*  LES Enphants Co., Ltd.                                  877,000     372,896
#   Lextar Electronics Corp.                              5,315,000   2,719,842
#*  Li Peng Enterprise Co., Ltd.                          8,884,381   2,198,849
#   Lien Hwa Industrial Corp.                             8,287,949   5,534,712
#   Lingsen Precision Industries, Ltd.                    6,580,480   2,073,173
#   Lite-On Semiconductor Corp.                           3,472,729   2,342,551
#   Lite-On Technology Corp.                             29,140,306  43,702,090
#   Long Chen Paper Co., Ltd.                             8,969,098   4,455,146

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Longwell Co.                                         1,515,000 $  1,612,671
#   Lotes Co., Ltd.                                        625,000    1,637,724
#   Lucky Cement Corp.                                   3,294,000      967,919
#*  Macronix International                              58,165,913    7,451,884
#   Marketech International Corp.                        1,891,000    1,690,507
#   Masterlink Securities Corp.                         17,060,376    4,900,432
#*  Mayer Steel Pipe Corp.                               2,232,456      884,654
#   Maywufa Co., Ltd.                                      252,070      104,701
#   Mega Financial Holding Co., Ltd.                   129,885,796  101,856,171
*   Megamedia Corp.                                            782           --
#   Meiloon Industrial Co.                               1,319,084      574,620
    Mercuries & Associates Holding, Ltd.                 1,702,937    1,022,922
#   Mercuries Life Insurance Co., Ltd.                   3,712,472    1,885,960
    Micro-Star International Co., Ltd.                   6,266,985   13,676,195
#   Mitac Holdings Corp.                                 8,415,725    7,307,216
*   Mosel Vitelic, Inc.                                  2,235,506      158,925
#*  Motech Industries, Inc.                              2,849,000    2,970,115
#   Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000      413,322
#   Nan Ya Printed Circuit Board Corp.                   3,221,000    2,847,068
#   Nantex Industry Co., Ltd.                            1,622,033    1,388,540
#   Neo Solar Power Corp.                                3,446,056    1,767,432
    New Asia Construction & Development Corp.            1,810,304      377,736
#   New Era Electronics Co., Ltd.                          203,000      150,289
#*  Newmax Technology Co., Ltd.                            173,000      122,978
#   Nien Hsing Textile Co., Ltd.                         4,407,721    3,315,594
#   Nishoku Technology, Inc.                               268,000      441,417
*   O-TA Precision Industry Co., Ltd.                       24,000       10,500
#*  Ocean Plastics Co., Ltd.                               161,000      133,680
*   Optimax Technology Corp.                             1,085,597      136,427
#   OptoTech Corp.                                       8,689,000    3,423,018
#   Oriental Union Chemical Corp.                          181,000      111,181
#   Pacific Construction Co.                             2,487,452      907,950
#   Pan Jit International, Inc.                          5,210,837    2,610,373
#   Pan-International Industrial Corp.                   4,798,444    2,335,004
#   Paragon Technologies Co., Ltd.                         952,191      695,781
#   Pegatron Corp.                                      25,356,998   62,419,709
#   Phihong Technology Co., Ltd.                         3,341,320    1,168,311
#   Portwell, Inc.                                         869,000    1,476,846
*   Potrans Electrical Corp.                             1,139,000           --
    Pou Chen Corp.                                      17,324,550   23,648,182
    Powertech Industrial Co., Ltd.                         162,000       66,606
    Powertech Technology, Inc.                           5,713,000   14,540,002
#   President Securities Corp.                          12,999,356    4,908,261
*   Prime Electronics & Satellitics, Inc.                  406,000      130,942
#   Prince Housing & Development Corp.                   4,776,018    1,587,339
*   Prodisc Technology, Inc.                             6,185,157           --
#   Promise Technology, Inc.                               107,000       57,438
#   Qisda Corp.                                         27,432,171    9,940,297
#   Qualipoly Chemical Corp.                               146,756      173,079
#   Quanta Storage, Inc.                                 2,348,000    1,842,959
*   Quintain Steel Co., Ltd.                             4,929,684    1,241,630
    Radiant Opto-Electronics Corp.                       1,413,000    2,269,295
#   Radium Life Tech Co., Ltd.                           9,154,124    2,901,415

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Ralec Electronic Corp.                                  547,087 $   785,766
#   Rich Development Co., Ltd.                            6,916,054   1,899,351
#*  Ritek Corp.                                          35,685,622   4,448,657
#   Rotam Global Agrosciences, Ltd.                         195,693     266,804
*   Sainfoin Technology Corp.                               835,498          --
#   Sampo Corp.                                           9,434,925   4,775,241
*   San Far Property, Ltd.                                   71,000      30,106
#*  Sanyang Motor Co., Ltd.                               1,901,624   1,293,470
#   SDI Corp.                                               454,000     577,263
#   Sesoda Corp.                                          1,439,346   1,186,955
    Shan-Loong Transportation Co., Ltd.                      66,000      49,308
#   Sheng Yu Steel Co., Ltd.                              1,935,000   1,339,411
#   ShenMao Technology, Inc.                              1,180,000     906,747
    Shih Her Technologies, Inc.                             411,000     417,446
    Shih Wei Navigation Co., Ltd.                         2,952,288     920,462
#   Shihlin Electric & Engineering Corp.                  4,487,000   5,643,509
#   Shin Kong Financial Holding Co., Ltd.               135,466,430  27,552,840
*   Shining Building Business Co., Ltd.                     181,900      61,920
#   Shinkong Insurance Co., Ltd.                          3,522,412   2,599,328
#   Shinkong Synthetic Fibers Corp.                      24,322,754   6,532,431
#*  Shuttle, Inc.                                         4,516,015   1,248,393
    Sigurd Microelectronics Corp.                         6,341,047   4,584,115
#*  Silicon Integrated Systems Corp.                      5,454,165   1,149,860
#   Silitech Technology Corp.                               797,803     402,982
    Sincere Navigation Corp.                              4,878,740   3,011,550
    Sinher Technology, Inc.                                  16,000      27,201
#   Sino-American Silicon Products, Inc.                  7,384,000   8,065,455
#   Sinon Corp.                                           5,951,877   2,639,080
#   SinoPac Financial Holdings Co., Ltd.                133,748,810  43,212,580
    Sirtec International Co., Ltd.                           55,000      66,422
#   Siward Crystal Technology Co., Ltd.                   2,376,875   1,380,178
    Soft-World International Corp.                           39,000      88,153
*   Solar Applied Materials Technology Co.                2,077,000     569,300
#   Solartech Energy Corp.                                3,892,165   2,123,767
*   Solytech Enterprise Corp.                             1,793,000     317,700
#   Southeast Cement Co., Ltd.                            3,220,700   1,543,886
#   Spirox Corp.                                            631,661     337,933
#   Stark Technology, Inc.                                1,851,200   1,441,451
#   Sunonwealth Electric Machine Industry Co., Ltd.       1,202,421   1,010,229
#   Sunplus Technology Co., Ltd.                          8,214,620   3,300,038
#   Sunrex Technology Corp.                               1,900,326   1,017,256
#   Sunspring Metal Corp.                                    98,000     133,672
#   Supreme Electronics Co., Ltd.                         4,556,441   2,496,623
#   Sweeten Real Estate Development Co., Ltd.             1,335,143     667,046
    Syncmold Enterprise Corp.                                68,000     111,051
    Synnex Technology International Corp.                 1,251,000   1,478,036
    Sysage Technology Co., Ltd.                             101,797      84,005
#   Systex Corp.                                            776,801   1,276,452
#   T-Mac Techvest PCB Co., Ltd.                          1,603,000     517,935
    T3EX Global Holdings Corp.                               25,000      18,554
#   TA Chen Stainless Pipe                                9,012,229   4,746,921
    Ta Chong Securities Co., Ltd.                           212,000      56,991
#*  Ta Ya Electric Wire & Cable                           6,888,329   1,007,764

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   TA-I Technology Co., Ltd.                             2,072,084 $ 1,087,212
#   Tah Hsin Industrial Corp.                             1,477,900   1,125,571
    TAI Roun Products Co., Ltd.                              63,000      20,718
#   Taichung Commercial Bank Co., Ltd.                   33,171,246   9,607,954
    Taiflex Scientific Co., Ltd.                            198,000     218,363
#   Tainan Enterprises Co., Ltd.                            989,183   1,075,680
#   Tainan Spinning Co., Ltd.                            18,027,485   8,148,078
    Tainergy Tech Co., Ltd.                                 380,000     198,540
#   Taishin Financial Holding Co., Ltd.                 125,078,491  50,241,095
#*  Taisun Enterprise Co., Ltd.                           1,776,410     751,614
#*  Taita Chemical Co., Ltd.                              2,217,864     525,022
#*  Taiwan Business Bank                                 58,544,129  15,440,313
    Taiwan Cement Corp.                                  45,982,440  48,879,560
    Taiwan Chinsan Electronic Industrial Co., Ltd.           31,000      47,424
#   Taiwan Cogeneration Corp.                             2,803,333   2,117,140
#   Taiwan Cooperative Financial Holding Co., Ltd.      104,559,724  49,007,267
#   Taiwan Fertilizer Co., Ltd.                           4,069,000   5,674,138
    Taiwan Fire & Marine Insurance Co., Ltd.              1,235,000     748,643
*   Taiwan Flourescent Lamp Co., Ltd.                       756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.                    672,000     979,260
#*  Taiwan Glass Industry Corp.                           9,406,710   3,982,491
#   Taiwan Hon Chuan Enterprise Co., Ltd.                   245,932     357,562
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,540,000     969,530
*   Taiwan Kolin Co., Ltd.                                5,797,000          --
#   Taiwan Land Development Corp.                         9,637,258   3,203,248
    Taiwan Line Tek Electronic                               82,771      44,904
#   Taiwan Mask Corp.                                     3,154,250     853,617
    Taiwan Navigation Co., Ltd.                           1,428,000     555,098
#   Taiwan PCB Techvest Co., Ltd.                         3,699,946   3,422,715
#*  Taiwan Prosperity Chemical Corp.                        903,000     416,112
#*  Taiwan Pulp & Paper Corp.                             6,955,660   2,331,917
#   Taiwan Sakura Corp.                                     739,472     762,953
    Taiwan Semiconductor Co., Ltd.                          129,000     156,082
#*  Taiwan Styrene Monomer                                4,517,647   2,393,754
#   Taiwan Surface Mounting Technology Corp.              2,943,991   2,497,100
#   Taiwan TEA Corp.                                      8,595,092   4,271,857
#   Taiwan Union Technology Corp.                         2,724,000   3,480,581
#   Taiyen Biotech Co., Ltd.                              2,164,217   2,089,551
#*  Tatung Co., Ltd.                                     30,222,342   5,075,221
    Te Chang Construction Co., Ltd.                         107,300      78,526
    Teco Electric and Machinery Co., Ltd.                28,784,725  25,514,482
    Test Rite International Co., Ltd.                       808,266     497,737
#*  Tex-Ray Industrial Co., Ltd.                            444,000     188,691
#   Thinking Electronic Industrial Co., Ltd.              1,027,000   1,656,496
#   Ton Yi Industrial Corp.                               2,456,600   1,097,689
#   Tong Yang Industry Co., Ltd.                          4,522,099   8,139,748
#   Tong-Tai Machine & Tool Co., Ltd.                     3,528,447   2,662,320
    Topco Scientific Co., Ltd.                              741,176   1,746,688
#   Topoint Technology Co., Ltd.                          2,309,288   1,633,439
#   TPK Holding Co., Ltd.                                 2,445,000   4,682,026
    Transasia Airways Corp.                                 949,380     186,299
    Tripod Technology Corp.                               2,085,000   4,270,101
    Tsann Kuen Enterprise Co., Ltd.                          98,000      80,994

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    TSRC Corp.                                              232,000 $   203,225
    Tung Ho Steel Enterprise Corp.                       12,857,274   7,354,386
    Tung Ho Textile Co., Ltd.                               274,188      54,306
    TXC Corp.                                               418,000     566,508
#   TYC Brother Industrial Co., Ltd.                      2,371,723   2,240,961
*   Tycoons Group Enterprise                              7,484,938     902,844
#   Tyntek Corp.                                          2,388,097   1,071,080
    U-Ming Marine Transport Corp.                           602,000     443,468
#   Unimicron Technology Corp.                           23,077,363   9,848,663
#   Union Bank Of Taiwan                                 13,025,837   3,558,949
#   Unitech Computer Co., Ltd.                            1,656,739     846,592
#   Unitech Printed Circuit Board Corp.                   8,693,281   2,708,164
#   United Microelectronics Corp.                       216,382,681  80,582,109
#   Unity Opto Technology Co., Ltd.                         523,000     287,332
#   Universal Cement Corp.                                5,829,693   3,915,250
#   Unizyx Holding Corp.                                  4,265,000   2,133,653
#   UPC Technology Corp.                                 11,904,746   3,402,577
#   USI Corp.                                             7,217,691   2,919,838
#   Ve Wong Corp.                                         1,616,806   1,104,226
    Viking Tech Corp.                                        64,000      47,803
#*  Wafer Works Corp.                                     5,683,092   1,742,059
#   Wah Hong Industrial Corp.                               395,516     264,120
#   Wah Lee Industrial Corp.                              2,011,000   3,016,009
#*  Walsin Lihwa Corp.                                   48,293,412  13,934,700
#   Walsin Technology Corp.                               7,840,289   8,361,067
#   Walton Advanced Engineering, Inc.                     5,147,853   1,499,485
    Wan Hai Lines, Ltd.                                   6,042,000   3,126,187
#   Waterland Financial Holdings Co., Ltd.               32,152,946   8,219,969
    Wei Mon Industry Co., Ltd.                            3,885,691      41,081
#   Weikeng Industrial Co., Ltd.                          1,910,550   1,093,050
#   Well Shin Technology Co., Ltd.                          979,080   1,664,050
#*  Wha Yu Industrial Co., Ltd.                             302,000     153,114
#*  Winbond Electronics Corp.                            52,065,885  15,673,992
    Winstek Semiconductor Co., Ltd.                          31,000      23,043
    Wintek Corp.                                         20,783,484     223,375
#   Wisdom Marine Lines Co., Ltd.                         1,691,326   1,785,976
#   Wistron Corp.                                        39,753,494  31,624,625
#   WPG Holdings, Ltd.                                    1,959,092   2,495,346
#   WT Microelectronics Co., Ltd.                         6,095,954   8,326,569
#   WUS Printed Circuit Co., Ltd.                         4,472,928   3,207,231
    XinTec, Inc.                                            244,000     183,173
    Yageo Corp.                                           6,890,574  11,748,395
*   Yang Ming Marine Transport Corp.                     19,441,676   4,456,915
#   YC Co., Ltd.                                          5,461,978   2,344,586
#   YC INOX Co., Ltd.                                     4,764,833   3,580,755
#   Yea Shin International Development Co., Ltd.            286,830     123,174
#   YFY, Inc.                                            19,333,847   5,756,791
#   Yi Jinn Industrial Co., Ltd.                          2,872,936     914,595
#   Yieh Phui Enterprise Co., Ltd.                       17,825,384   4,650,034
#*  Young Fast Optoelectronics Co., Ltd.                  1,748,000     707,446
    Young Optics, Inc.                                       98,000      94,463
#   Youngtek Electronics Corp.                              801,047   1,279,280
#   Yuanta Financial Holding Co., Ltd.                  141,433,918  49,701,606

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   Yulon Motor Co., Ltd.                             12,432,572 $   11,056,043
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     230,687        548,318
#   Zenitron Corp.                                     3,054,000      1,626,261
    Zhen Ding Technology Holding, Ltd.                   658,000      1,353,184
#   Zig Sheng Industrial Co., Ltd.                     6,607,352      1,818,862
#   ZongTai Real Estate Development Co., Ltd.            407,844        200,952
                                                                 --------------
TOTAL TAIWAN                                                      2,337,947,179
                                                                 --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013L48)                           681,760        254,461
    AAPICO Hitech PCL(B013KZ2)                            63,300         23,626
    AJ Plast PCL                                       1,764,000        395,039
    Amata Corp. PCL                                    2,411,690        920,915
    AP Thailand PCL                                   30,273,730      6,431,973
    Asia Aviation PCL                                  1,913,300        368,048
    Asia Plus Group Holdings PCL                       5,164,800        530,864
    Bangchak Petroleum PCL (The)                       9,410,900      9,051,540
    Bangkok Bank PCL                                   2,360,500     11,555,132
    Bangkok Insurance PCL                                212,828      2,199,773
    Bangkok Land PCL                                 112,910,900      4,927,493
    Banpu PCL                                         19,467,950      8,775,389
    Cal-Comp Electronics Thailand PCL Class F         32,780,414      2,597,587
    Charoen Pokphand Foods PCL                        30,442,800     24,473,109
    Charoong Thai Wire & Cable PCL Class F             1,255,800        333,510
    Eastern Water Resources Development and
      Management PCL Class F                           3,518,600      1,303,185
*   Esso Thailand PCL                                 20,984,400      3,554,636
*   G J Steel PCL                                     41,454,425        261,842
*   G Steel PCL                                        1,616,440         14,851
    GFPT PCL                                             930,500        323,257
    Hana Microelectronics PCL                          4,938,400      4,111,789
    ICC International PCL                              2,669,100      2,548,021
    Indorama Ventures PCL                              4,920,200      4,697,004
    IRPC PCL                                         125,897,100     17,928,499
    Jasmine International PCL                          2,160,700        353,603
    Kang Yong Electric PCL                                 8,200         77,456
    Kasikornbank PCL                                     487,500      2,764,320
    KGI Securities Thailand PCL                       15,644,500      1,545,136
    Khon Kaen Sugar Industry PCL                       4,534,054        510,293
    Kiatnakin Bank PCL                                 6,011,900      9,061,865
    Krung Thai Bank PCL                               64,876,900     32,410,510
    Laguna Resorts & Hotels PCL                        1,022,500        763,279
    Lanna Resources PCL                                  846,100        306,083
    LH Financial Group PCL                             5,318,346        280,958
    MBK PCL                                               52,200         22,630
    MCOT PCL                                             990,400        363,971
    MK Real Estate Development PCL                     2,855,400        354,158
    Nation Multimedia Group PCL                        2,644,800         91,121
    Polyplex Thailand PCL                              3,209,625      1,197,965
*   Precious Shipping PCL                             10,738,250      1,957,734
    Property Perfect PCL                              35,877,300        947,663
    PTT Exploration & Production PCL                  21,217,800     50,257,494
    PTT Global Chemical PCL                           30,562,641     53,306,932
    PTT PCL                                           21,629,500    204,930,663

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Quality Houses PCL                                  16,857,897 $  1,335,854
    Regional Container Lines PCL                         5,818,900      977,335
    Rojana Industrial Park PCL                           1,994,073      326,334
    Saha Pathana Inter-Holding PCL                       2,801,300    2,002,652
    Saha Pathanapibul PCL                                1,594,833    2,037,613
    Saha-Union PCL                                       2,840,400    2,996,977
*   Sahaviriya Steel Industries PCL                     90,527,440      129,956
    Sansiri PCL                                        121,361,266    6,306,744
    SC Asset Corp PCL                                   34,710,353    3,487,977
    Siam Future Development PCL                          6,836,646    1,207,160
    Siamgas & Petrochemicals PCL                         7,047,500    3,298,141
    Somboon Advance Technology PCL                       3,578,000    1,448,458
    Sri Ayudhya Capital PCL                                 85,100       82,461
    Sri Trang Agro-Industry PCL                          8,268,300    2,919,899
    Srithai Superware PCL                               21,372,400    1,239,513
*   Tata Steel Thailand PCL                             48,610,300    1,032,777
*   Thai Airways International PCL                      17,820,211   12,918,758
    Thai Oil PCL                                         8,079,300   14,091,802
    Thai Rayon PCL                                          58,700       64,885
    Thai Stanley Electric PCL                               43,100      213,458
    Thai Stanley Electric PCL Class F                      174,600      864,729
    Thai Wacoal PCL                                         85,000      121,411
    Thaicom PCL                                            696,300      441,810
    Thanachart Capital PCL                              11,116,200   13,005,603
    Thitikorn PCL                                        1,163,500      397,521
    Thoresen Thai Agencies PCL                          11,620,278    3,069,381
    TICON Industrial Connection PCL Class F                653,000      298,096
    Tisco Financial Group PCL                            2,207,800    3,438,793
    TMB Bank PCL                                        35,377,700    2,295,538
    Total Access Communication PCL                          94,080       88,462
    TPI Polene PCL                                      96,108,940    6,291,369
    True Corp. PCL                                       1,377,400      353,940
    Vanachai Group PCL                                   1,140,720      579,694
    Vinythai PCL                                         6,688,917    1,920,447
                                                                   ------------
TOTAL THAILAND                                                      560,370,925
                                                                   ------------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A                      933,072    1,884,376
#   Akbank TAS                                          14,680,721   37,938,930
#*  Akenerji Elektrik Uretim A.S.                        3,818,763    1,164,453
#   Aksa Akrilik Kimya Sanayii A.S.                        987,172    2,578,897
*   Aksigorta A.S.                                         185,722      124,419
#   Alarko Holding A.S.                                  1,215,219    1,328,129
    Albaraka Turk Katilim Bankasi A.S.                   3,428,318    1,402,414
*   Anadolu Anonim Turk Sigorta Sirketi                  4,290,553    2,458,750
#*  Anadolu Cam Sanayii A.S.                             3,590,532    2,528,610
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.             50,189      340,260
#   Aygaz A.S.                                             570,384    2,147,913
*   Bagfas Bandirma Gubre Fabrikalari A.S.                  29,061      110,532
    Baticim Bati Anadolu Cimento Sanayii A.S.              470,159      974,473
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         914,482    2,298,003
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.            38,798    1,035,572
#*  Dogan Sirketler Grubu Holding A.S.                  16,723,595    3,532,754

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#   Eczacibasi Yatirim Holding Ortakligi A.S.           203,289 $       772,194
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.               1,437,315       1,585,544
#   Enka Insaat ve Sanayi A.S.                          627,550         925,892
    Eregli Demir ve Celik Fabrikalari TAS            12,932,862      19,684,469
#*  Global Yatirim Holding A.S.                       2,576,412       1,390,316
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.       58,943          45,825
#   GSD Holding A.S.                                  3,474,328       1,154,174
#*  Ihlas Holding A.S.                               12,700,332       1,569,902
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S.                                     1,550,008         421,296
    Is Finansal Kiralama A.S.                         3,569,059       1,292,011
    Is Yatirim Menkul Degerler A.S. Class A             515,160         169,159
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                    1,610,373         793,489
    KOC Holding A.S.                                  1,041,220       4,467,698
#*  Koza Altin Isletmeleri A.S.                         316,135       1,075,304
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.    1,500,350         433,519
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.      3,616,994         666,947
*   NET Holding A.S.                                     13,395          13,330
#   Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                      702,352         499,528
#*  Pegasus Hava Tasimaciligi A.S.                      325,850       1,271,864
    Pinar Entegre Et ve Un Sanayi A.S.                  281,401         948,380
    Pinar SUT Mamulleri Sanayii A.S.                     77,164         396,623
*   Raks Elektronik Sanayi ve Ticaret A.S.                5,859              --
*   Sabah Yayincilik                                     31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                            1,666,669       1,736,485
#*  Sekerbank TAS                                     8,074,377       3,300,950
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.         2,693,295       2,595,918
#   Tekfen Holding A.S.                               1,576,017       3,890,227
#   Trakya Cam Sanayii A.S.                           6,177,837       5,076,337
    Turcas Petrol A.S.                                   65,295          29,986
#*  Turk Hava Yollari AO                              8,451,011      14,663,116
    Turkiye Garanti Bankasi A.S.                     11,315,116      27,833,117
#   Turkiye Halk Bankasi A.S.                         4,752,802      12,545,630
#   Turkiye Is Bankasi Class C                       22,909,239      35,358,416
    Turkiye Sinai Kalkinma Bankasi A.S.              10,010,378       4,399,218
#   Turkiye Sise ve Cam Fabrikalari A.S.             14,497,847      16,332,604
#   Turkiye Vakiflar Bankasi Tao Class D              8,491,714      12,598,194
#*  Vestel Elektronik Sanayi ve Ticaret A.S.            986,310       2,104,721
*   Yapi ve Kredi Bankasi A.S.                        8,878,932      10,286,826
#*  Zorlu Enerji Elektrik Uretim A.S.                   378,534         203,074
                                                                ---------------
TOTAL TURKEY                                                        254,380,768
                                                                ---------------
UNITED KINGDOM -- (0.0%)
    Mediclinic International P.L.C.                       2,445          34,527
                                                                ---------------
TOTAL COMMON STOCKS                                              15,265,098,748
                                                                ---------------
PREFERRED STOCKS -- (3.3%)

BRAZIL -- (3.2%)
    Banco ABC Brasil SA                               1,399,388       6,085,422
    Banco Bradesco SA                                 2,955,461      25,850,257
    Banco Daycoval SA                                   645,148       1,794,731
    Banco do Estado do Rio Grande do Sul SA Class B   1,889,868       6,283,240
    Banco Pan SA                                      1,817,592         852,066

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Banco Pine SA                                          436,030 $    578,253
    Banco Sofisa SA                                        517,700      675,386
    Cia Brasileira de Distribuicao                       1,415,959   21,428,913
    Cia Ferro Ligas da Bahia - Ferbasa                     986,334    2,552,227
    Eucatex SA Industria e Comercio                        353,288      282,203
    Gerdau SA                                              140,500      335,824
*   Marcopolo SA                                         4,658,340    4,425,021
*   Petroleo Brasileiro SA                              28,867,973  105,681,853
*   Petroleo Brasileiro SA Sponsored ADR                22,867,709  166,705,599
*   Randon SA Implementos e Participacoes                2,784,800    4,045,278
    Suzano Papel e Celulose SA Class A                   6,772,104   20,718,996
    Unipar Carbocloro SA                                   925,874    1,778,989
*   Usinas Siderurgicas de Minas Gerais SA Class A       5,598,668    6,475,143
    Vale SA                                             23,147,649  107,157,109
    Vale SA Sponsored ADR                               10,365,717   47,785,955
                                                                   ------------
TOTAL BRAZIL                                                        531,492,465
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                            33,558       71,663
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                  1,052,635      790,333
    Grupo Argos SA                                         199,764    1,151,734
    Grupo de Inversiones Suramericana SA                   983,902   12,024,757
                                                                   ------------
TOTAL COLOMBIA                                                       13,966,824
                                                                   ------------
TOTAL PREFERRED STOCKS                                              545,530,952
                                                                   ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 08/18/16                68,092 $       296,107
                                                                ---------------
INDONESIA -- (0.0%)
*     MNC Investama Tbk PT Rights 08/01/16           64,560,080              --
                                                                ---------------
POLAND -- (0.0%)
*     Hawe SA Rights                                    952,876              --
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     Sammok S-Form Co., Ltd. Rights 08/04/16             2,566           7,788
                                                                ---------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd.
        Rights 08/22/16                                     922             650
                                                                ---------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17                     4,628,150       1,322,139
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 1,626,684
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      15,812,256,384
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund                 60,011,152     694,329,024
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,238,705,269)^^                                      $16,506,585,408
                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                     ----------------------------------------------------------
                        LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
                     -------------- --------------- ----------- ---------------
Common Stocks
   Belgium                       -- $         9,908          -- $         9,908
   Brazil            $  943,164,612              --          --     943,164,612
   Chile                245,628,431              --          --     245,628,431
   China                206,691,488   2,037,220,832          --   2,243,912,320
   Colombia              31,483,820              --          --      31,483,820
   Czech Republic                --      42,657,058          --      42,657,058
   Greece                        --       7,353,802          --       7,353,802
   Hungary                       --      88,752,623          --      88,752,623
   India                150,938,913   1,944,297,412          --   2,095,236,325
   Indonesia              4,107,522     499,618,951          --     503,726,473
   Israel                        --              --          --              --
   Malaysia                      --     601,833,823          --     601,833,823
   Mexico               857,814,983      12,328,522          --     870,143,505
   Philippines                   --     215,788,735          --     215,788,735
   Poland                        --     261,464,855          --     261,464,855
   Russia                 5,117,679     334,700,299          --     339,817,978
   South Africa         212,730,139   1,093,080,751          --   1,305,810,890
   South Korea          279,437,393   2,036,142,798          --   2,315,580,191
   Taiwan                38,599,774   2,299,347,405          --   2,337,947,179
   Thailand             560,240,969         129,956          --     560,370,925
   Turkey                        --     254,380,768          --     254,380,768
   United Kingdom                --          34,527          --          34,527
Preferred Stocks
   Brazil               531,492,465              --          --     531,492,465
   Chile                     71,663              --          --          71,663
   Colombia              13,966,824              --          --      13,966,824
Rights/Warrants
   Brazil                        --         296,107          --         296,107
   Indonesia                     --              --          --              --
   Poland                        --              --          --              --
   South Korea                   --           7,788          --           7,788
   Taiwan                        --             650          --             650
   Thailand                      --       1,322,139          --       1,322,139
Securities Lending
  Collateral                     --     694,329,024          --     694,329,024
Futures Contracts**       1,577,836              --          --       1,577,836
                     -------------- --------------- ----------- ---------------
TOTAL                $4,083,064,511 $12,425,098,733          -- $16,508,163,244
                     ============== =============== =========== ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,058,565 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Fund.

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                          EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
Dimensional Emerging Markets  Mini MSCI Emerging Markets
  Value Fund                    Index(R)                   09/16/16    1,791   $ 78,938 $    1,436  $    3,767

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
Dimensional Emerging Markets  S&P 500 Emini Index(R)
  Value Fund                                           09/16/16     270      29,271        142       1,397
                                                                           -------- ----------  ----------
                                                                           $108,209 $    1,578  $    5,164
                                                                           -------- ----------  ----------

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was $18,409,572,059, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 23, 2016

By:  /s/ Gregory K. Hinkle
     ----------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: September 22, 2016